Important Information

[John Hancock Logo]                                           February 25, 2003

Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in John Hancock Global Fund and/or John Hancock European Equity Fund. The enclosed proxy statement contains information about proposals to reorganize both of these Funds and transfer their assets into John Hancock International Fund.

Why are changes being proposed?

The reorganizations are intended to consolidate the Funds' international strategies into one unified approach that eliminates both the regional concentration of John Hancock European Equity Fund and the U.S.-oriented investment focus of John Hancock Global Fund in favor of an international investment strategy. This change benefits you in several ways. First, unlike the European Equity Fund, the International Fund is not geographically concentrated and can therefore invest in a broader range of countries and regions, offering greater diversification. In addition, we believe shareholders in the Global Fund, which currently invests 80% of its assets in both U.S. and overseas stocks, may be better served by a fund that targets mainly international investments.


Moreover, by focusing on core international investments, the combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each Fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The merger of these funds may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio. If the proposals are approved, you will receive shares of the International Fund in proportion to the value of your shares in the Global Fund and/or the European Equity Fund.


Impact on Fund Expenses

It is important to note that your Fund's current expenses will not immediately increase as a result of the reorganizations. Whether or not the mergers are approved, the existing expense cap on the European Equity Fund will expire on May 9, 2003, causing the expense ratio of the Fund to increase to 2.65% for Class A shares and 3.35% for Class B and C shares. Even though the Global Fund's expenses will increase as a result of the merger, John Hancock Funds has agreed to cap the International Fund's expenses at the lower Global Fund expense level, which is 2.35% for Class A and 3.05% for Class B and Class C shares, until at least March 1, 2004.

Your Vote Matters

After careful consideration, your Fund's trustees have unanimously agreed to the reorganization of the assets of John Hancock Global Fund and John Hancock European Equity Fund into John Hancock International Fund. The enclosed proxy statement contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganizations are scheduled to take place at the close of business on May 9, 2003.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings at your Fund's expense. For your convenience, you may vote one of three ways: via telephone by calling 1-866-241-6192; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway. If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00A.M. and 8:00P.M. Eastern Time. I thank you for your prompt vote on this matter.

                                                Sincerely,

                                                /s/ Maureen R. Ford

                                                Maureen R. Ford
                                                Chairman and Chief Executive
                                                Officer

JOHN HANCOCK GLOBAL FUND (a series of John Hancock Investment Trust III) JOHN HANCOCK EUROPEAN EQUITY FUND (a series of John Hancock World Fund) (each a "fund")

101 Huntington Avenue
Boston, MA 02199


Notice of Joint Special Meeting of Shareholders
Scheduled for May 7, 2003

This is the formal agenda for each fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of each fund:

A joint shareholder meeting for your fund(s) will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 7, 2003, at 9:00 A.M., Eastern time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Global Fund ("your fund" or "Global Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, your fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to you and the other shareholders of Global Fund. International Fund would also assume Global Fund's liabilities. Global Fund's board of trustees recommends that you vote FOR this proposal.

2. A proposal to approve an Agreement and Plan of Reorganization between John Hancock European Equity Fund ("your fund" or "European Equity Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, your fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to you and the other shareholders of European Equity Fund. International Fund would also assume European Equity Fund's liabilities. European Equity Fund's board of trustees recommends that you vote FOR this proposal.

3. Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 14, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

                                              By order of the board of trustees,

                                              Susan S. Newton
                                              Secretary

February 25, 2003

PROXY STATEMENT of


John Hancock Global Fund ("Global Fund" a series of John Hancock Investment Trust III)
John Hancock European Equity Fund ("European Equity Fund" a series of John Hancock World Fund)


(each an "Acquired Fund" or "your fund")
101 Huntington Avenue
Boston, MA 02199

PROSPECTUS for

John Hancock International Fund
(the "Acquiring Fund" and "International Fund" a series of John Hancock Investment Trust III)
101 Huntington Avenue
Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganizations. Please read it carefully and retain it for future reference.

-------------------------------------------------------------------------------------------------
                Acquired Fund            Acquiring Fund         Shareholders Entitled to Vote
-------------------------------------------------------------------------------------------------
 Proposal 1     Global Fund              International Fund     Global Fund shareholders
-------------------------------------------------------------------------------------------------
 Proposal 2     European Equity Fund     International Fund     European Equity Fund shareholders
-------------------------------------------------------------------------------------------------

How Each Reorganization Will Work

   o Each Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

   o The Acquiring Fund will issue Class A shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class A shares. These shares will be distributed to each Acquired Fund's Class A shareholders in proportion to their holdings on the reorganization date.

   o The Acquiring Fund will issue Class B shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class B shares. These shares will be distributed to each Acquired Fund's Class B shareholders in proportion to their holdings on the reorganization date.

   o The Acquiring Fund will issue Class C shares to each Acquired Fund in an amount equal to the value of each Acquired Fund's net assets attributable to its Class C shares. These shares will be distributed to each Acquired Fund's Class C shareholders in proportion to their holdings on the reorganization date.

   o Each Acquired Fund will be terminated and fund shareholders will become shareholders of the Acquiring Fund.

   o Each reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund.

Rationale for the Reorganizations


The reorganizations are intended to consolidate the funds' international strategies into one unified approach that eliminates the regional concentration of European Equity Fund and the U.S.-oriented investment focus of Global Fund. Instead, the reorganizations would consolidate these funds into the Acquiring Fund, which invests primarily in non-U.S. equity securities and has no fixed allocation of assets to specific countries or regions. In addition, because the Acquiring Fund will be John Hancock Funds' primary vehicle for international equity investing, it is expected to be better positioned to build upon the economies of scale resulting from the reorganization and attract additional investments. As a result, the Acquiring Fund's greater asset size may allow the Acquiring Fund to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of international portfolio holdings and (iii) reduce per share expenses as fixed expenses are shared over a larger asset base. Therefore, the trustees of your fund(s) recommend that you vote FOR the reorganizations.

In connection with the reorganizations, the funds' investment adviser has agreed to reduce the Acquiring Fund's management fee rate so that it is the same or lower than the management fee rate paid by either of the Acquired Funds. Accordingly, the management fee paid by your fund will not increase as a result of the reorganization. Also in connection with the reorganization, the funds' investment adviser has agreed until at least March 1, 2004 to limit the Acquiring Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and

3.05% of average daily net assets for Class B and Class C shares. This expense limitation, based on the Acquired Funds' most recent fiscal year, is (i) equal to Global Fund's operating expenses and (ii) lower than European Equity Fund's total operating expenses before its expense limitation. Although the Acquiring Fund's net annual operating expenses after expense limitation are higher than John Hancock European Equity Fund's net annual operating expenses after its current expense limitation, John Hancock European Equity Fund's current expense limitation is in effect only until May 9, 2003 or the closing of the reorganization, if later.


Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
-------------------------------------------------------------------------------------------------------------------------
 Class A, B and C prospectus of International Fund dated   In the same envelope as this proxy statement and
 February 14, 2003.                                        prospectus. These documents are incorporated by reference
---------------------------------------------------------  into (and therefore legally part of) this proxy statement and
 The International Fund's annual report to shareholders    prospectus.
 dated October 31, 2002.
 ------------------------------------------------------------------------------------------------------------------------
 Class A, B and C prospectus for the Acquired Funds        On file with the Securities and Exchange Commission
 dated February 14, 2003.                                  ("SEC") or available at no charge by calling our toll-free
---------------------------------------------------------  number: 1-800-225-5291. Incorporated by reference into
 The Acquired Funds' annual reports to shareholders        (and therefore legally part of) this proxy statement and
 dated October 31, 2002.                                   prospectus.
---------------------------------------------------------
 A statement of additional information dated
 February 14, 2003. It contains additional information
 about the Acquired Funds and the Acquiring Fund.
-------------------------------------------------------------------------------------------------------------------------
 To ask questions about this proxy statement and           Call our toll-free telephone number: 1-800-225-5291
 prospectus.
-------------------------------------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is February 25, 2003.

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION ...........................................................     3
PROPOSAL 1 -- GLOBAL FUND ..............................................     4
  Summary ..............................................................     4
  Comparison of Investment Risks .......................................    10
  Proposal to Approve the Agreement and Plan of Reorganization .........    10
PROPOSAL 2 -- EUROPEAN EQUITY FUND .....................................    12
  Summary ..............................................................    13
  Comparison of Investment Risks .......................................    19
  Proposal to Approve the Agreement and Plan of Reorganization .........    19
FURTHER INFORMATION ON EACH REORGANIZATION .............................    21
CAPITALIZATION .........................................................    23
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES .....................    24
BOARDS' EVALUATION AND RECOMMENDATION ..................................    24
VOTING RIGHTS AND REQUIRED VOTE ........................................    24
INFORMATION CONCERNING THE MEETING .....................................    25
OWNERSHIP OF SHARES OF THE FUNDS .......................................    27
EXPERTS ................................................................    28
AVAILABLE INFORMATION ..................................................    28
EXHIBIT A -- Form of Agreement and Plan of Reorganization ..............    29

INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Funds' board of trustees to solicit proxies to be voted at a special meeting of each Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, May 7, 2003 at 9:00 A.M., Eastern time. The purpose of the meeting is to consider proposals to approve Agreements and Plans of Reorganization providing for the reorganization of the Acquired Funds into the Acquiring Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about February 25, 2003.

For each proposal, this proxy statement and prospectus includes information that is specific to that proposal, including a comparison summary. Please read carefully the sections of the proxy statement related specifically to your fund(s), the information relevant to all proposals, as well as Exhibit A and the enclosed materials.

Who is Eligible to Vote?

Shareholders of record on February 14, 2003 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
Global Fund and International Fund

A proposal to approve an Agreement and Plan of Reorganization between Global Fund and International Fund. Under this Agreement, Global Fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to the shareholders of Global Fund. International Fund would also assume Global Fund's liabilities. Global Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of Global Fund to International Fund

--------------------------------------------------------------------------------
                                            Global Fund
--------------------------------------------------------------------------------
 Business              A diversified series of John Hancock Investment Trust
                       III, an open-end investment management company
                       organized as a Massachusetts business trust.
--------------------------------------------------------------------------------
 Net assets as of      $47.0 million
 December 31, 2002
--------------------------------------------------------------------------------
 Investment adviser,   Investment Adviser:
 subadviser and        John Hancock Advisers, LLC
 portfolio managers
                       Subadviser:
                       Nicholas Applegate Capital Management
                       -A subsidiary of Allianz AG, a German publicly
                        traded company, which, together with its subsidiaries, comprises the world's largest insurance group
                       -Supervised by the adviser
                       -Founded in 1984

                       Portfolio managers:
                       U.S.-based team responsible for day-to-day
                       investment management
--------------------------------------------------------------------------------
 Investment            The fund seeks long-term growth of capital. This
 objective             objective is fundamental and can be changed only
                       with shareholder approval.
--------------------------------------------------------------------------------
 Primary               The fund normally invests at least 80% of its assets in
 investments           common stocks of foreign and U.S. companies of any
                       size. The fund does not maintain a fixed allocation of
                       assets, either with respect to securities type or
                       geography. Historically, U.S. issuers have represented
                       the largest single country allocation of the Fund's
                       assets.
--------------------------------------------------------------------------------
 Diversification       The fund is diversified, which means that, with
                       respect to 75% of total assets, the fund cannot invest
                       (i) more than 5% of total assets in securities of a
                       single issuer or (ii) in securities representing more
                       than 10% of the outstanding voting securities of an
                       issuer.
--------------------------------------------------------------------------------
 Derivatives           Each fund may make limited use of certain derivatives
                       (investments whose value is based on indexes,
                       securities or currencies).
--------------------------------------------------------------------------------
 Temporary             In abnormal conditions, each fund may temporarily invest
 defensive positions   more than 20% of assets in investment-grade short-term
                       securities. In these and other cases, the funds might not
                       achieve their respective goals.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        International Fund
--------------------------------------------------------------------------------
 Business              A diversified series of John Hancock Investment
                       Trust III, an open-end investment management
                       company organized as a Massachusetts business
                       trust.
--------------------------------------------------------------------------------
 Net assets as of      $11.5 million
 December 31, 2002
--------------------------------------------------------------------------------
 Investment adviser,   Investment Adviser:
 subadviser and        John Hancock Advisers, LLC
 portfolio managers
                       Subadviser:
                       Nicholas Applegate Capital Management
                       -A subsidiary of Allianz AG, a German publicly
                        traded company, which, together with its subsidiaries, comprises the world's largest insurance group
                       -Supervised by the adviser
                       -Founded in 1984

                       Portfolio managers:
                       U.S.-based team responsible for day-to-day
                       investment management
--------------------------------------------------------------------------------
 Investment            The fund seeks long-term growth of capital. This
 objective             objective is non-fundamental and can be changed
                       without shareholder approval.
--------------------------------------------------------------------------------
 Primary               The fund normally invests at least 80% of its assets
 investments           in stocks of foreign companies. The fund may
                       invest up to 30% of assets in emerging markets as
                       classified by Morgan Stanley Capital International
                       (MSCI). The fund does not maintain a fixed
                       allocation of assets, either with respect to securities
                       type or geography.
--------------------------------------------------------------------------------
 Diversification       The fund is diversified, which means that, with
                       respect to 75% of total assets, the fund cannot
                       invest (i) more than 5% of total assets in securities
                       of a single issuer or (ii) in securities representing
                       more than 10% of the outstanding voting securities
                       of an issuer. In addition, the fund cannot invest
                       more than 5% of total assets in a single security
                       (other than U.S. Government securities).
--------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between Global Fund and International Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of International Fund is commensurate with the amount of risk involved in the authorized investments of Global Fund. Although the investment objectives of the two funds are identical, their investment policies and risks are different, particularly with respect to the portion of each Fund's assets invested in U.S. issuers. Your fund invests at least 80% of its assets in stocks of both foreign and U.S. companies, whereas International Fund invests at least 80% of its assets in foreign companies, without a U.S. investment component. At September 30, 2002, approximately 53% of Global Fund's net assets were invested in U.S. issuers. In addition, International Fund has a stated policy that it may invest up to 30% of assets in emerging markets. Global Fund may invest in emerging markets but does not have a stated percentage policy. International Fund also has a more restrictive diversification policy than your fund, limiting investment in any single security to 5% of the fund's assets.

--------------------------------------------------------------------------------
CLASSES OF SHARES
--------------------------------------------------------------------------------
                                 Global Fund           International Fund
--------------------------------------------------------------------------------
 Class A sales charges   The Class A shares of both funds have the same
 and 12b-1 fees          characteristics and fee structure.
                         o Class A shares are offered with front-end sales
                           charges ranging from 2% to 5% of the fund's offering price, depending on the amount invested.
                         o Class A shares are subject to a 12b-1 distribution
                           fee equal to 0.30% annually of average net assets.
                         o There is no front-end sales charge for investments of
                           $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                         o Investors can combine multiple purchases of Class A
                           shares to take advantage of breakpoints in the sales charge schedule.
                         o Sales charges are waived for the categories of
                           investors listed in the funds' prospectuses.
--------------------------------------------------------------------------------
 Class B sales charges   The Class B shares of both funds have the same
 and 12b-1 fees          characteristics and fee structure.
                         o Class B shares are offered without a front-end sales
                           charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% depending on how long the shares are held. No CDSC is imposed on shares held more than six years.
                         o Class B shares are subject to 12b-1 distribution and
                           service fees equal to 1.00% annually of average net assets.
                         o CDSCs are waived for the categories of investors
                           listed in the funds' prospectus.
                         o Class B shares automatically convert to Class A
                           shares after eight years.
--------------------------------------------------------------------------------
 Class C sales charges   The Class C shares of both funds have the same
 and 12b-1 fees          characteristics and fee structure.
                         o Class C shares are offered with a front-end sales
                           charge equal to 1.00% of the fund's offering price.
                         o Class C shares are subject to a contingent deferred
                           sales charge of 1.00% on shares sold within one year of purchase.
                         o Class C shares are subject to 12b-1 distribution and
                           service fees equal to 1.00% annually of average net assets.
                         o No automatic conversion to Class A shares, so annual
                           expenses continue at the Class C level throughout the life of the investment.
--------------------------------------------------------------------------------
 12b-1 fees              o These fees are paid out of a fund's assets on an
                           ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 BUYING, SELLING AND EXCHANGING SHARES
--------------------------------------------------------------------------------
                               Global Fund and International Fund
--------------------------------------------------------------------------------
 Buying shares       Investors may buy shares at their public offering price
                     through a financial representative or the funds' transfer
                     agent, John Hancock Signature Services, Inc. After February
                     14, 2003, investors will not be allowed to open new
                     accounts in Global Fund but can add to existing accounts.
--------------------------------------------------------------------------------
 Minimum initial     Class A, Class B and Class C Shares: $1,000 for
 investment          non-retirement accounts and $250 for retirement accounts
                     and group investments.
--------------------------------------------------------------------------------
 Exchanging shares   Shareholders may exchange their shares at net asset value
                     with no sales charge for shares of the same class of any
                     other John Hancock fund.
--------------------------------------------------------------------------------
 Selling shares      Shareholders may sell their shares by submitting a proper
                     written or telephone request to John Hancock Signature
                     Services, Inc.
--------------------------------------------------------------------------------
 Net asset value     All purchases, exchanges and sales are made at a price
                     based on the next determined net asset value (NAV) per
                     share of the fund. Both funds' NAVs are determined at the
                     close of regular trading on the New York Stock Exchange,
                     which is normally 4:00 P.M. Eastern time.
--------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the fiscal year ended October 31, 2002, adjusted to reflect any changes. Future expenses for all classes may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses

The board of trustees of another John Hancock fund, John Hancock European Equity Fund, has recommended that European Equity Fund also reorganize into International Fund. The reorganization of Global Fund with International Fund, however, does not depend upon whether the reorganization involving European Equity Fund occurs. In connection with the reorganization, the adviser has agreed to reduce its management fee rate to match the lower management fee rate of your fund (see "Other Consequences of the Reorganization"). The adviser also has agreed until at least March 1, 2004 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. This expense limitation is the same as your fund's total annual operating expenses for the most recent fiscal year. Your fund does not currently have any expense limitation.

The following expense table shows the hypothetical ("pro forma") expenses of International Fund assuming both (1) that a reorganization with Global Fund, but not John Hancock European Equity Fund, occurred on November 1, 2001 and (2) that a reorganization with both your fund and John Hancock European Equity Fund occurred on November 1, 2001. The expenses shown in both tables are based on fees and expenses incurred during the twelve- month period ended October 31, 2002. International Fund's actual expenses after the reorganization may be greater or less than those shown.

                                                                                    International          International
                                                                                        Fund                   Fund
                                                                                     (PRO FORMA             (PRO FORMA
                                                                                    for the year           for the year
                                                                                   ended 10/31/02)        ended 10/31/02)
                                                                                      (Assuming              (Assuming
                                                                                   reorganization         reorganization
                                                     Global     International        with Global       with Global Fund and
                                                      Fund         Fund              Fund only)        European Equity Fund)
Shareholder transaction expenses                    Class A      Class A              Class A                Class A
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                           5.00%        5.00%                5.00%                   5.00%
Maximum sales charge imposed on reinvested
 dividends                                            none         none                 none                    none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less(1)         none         none                 none                    none
Redemption fee(2)                                     none         none                 none                    none
Exchange fee                                          none         none                 none                    none

Annual fund operating expenses
(as a % of average net assets)                      Class A      Class A              Class A                 Class A
----------------------------------------------------------------------------------------------------------------------------
Management fee                                        0.90%        1.00%                0.90%(3)                0.90%(3)
Distribution and service (12b-1) fee                  0.30%        0.30%                0.30%                   0.30%
Other expenses                                        1.15%        3.13%                1.34%                   1.23%
Total fund operating expenses                         2.35%        4.43%                2.54%                   2.43%
Expense reduction                                     none        [2.05%](4)           [0.19%](5)              [0.08%](5)
Net fund operating expenses                           2.35%        2.38%                2.35%                   2.35%

(1) Except for investments of $1 million or more.
(2) Does not include wire redemption fee (currently $4.00).
(3) Effective with the reorganization, the adviser has agreed to reduce its management fee to match the lower management fee rate of your fund.
(4) These numbers reflect International Fund's current limitation on expenses (excluding 12b-1 and transfer agent fees) of 0.90% until February 28, 2004.
(5) Effective with the reorganization, the adviser has agreed to limit International Fund's Class A operating expenses to 2.35% of the Fund's Class A average daily net assets at least until February 28, 2004.

                                                         Global    International
                                                          Fund          Fund
Shareholder transaction expenses                        Class B       Class B
---------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                               none          none
Maximum sales charge imposed on reinvested dividends      none          none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                5.00%         5.00%
Redemption fee(2)                                         none          none
Exchange fee                                              none          none

Annual fund operating expenses
(as a % of average net assets)                          Class B       Class B
---------------------------------------------------------------------------------
Management fee                                            0.90%         1.00%
Distribution and service (12b-1) fee                      1.00%         1.00%
Other expenses                                            1.15%         3.13%
Total fund operating expenses                             3.05%         5.13%
Expense reduction                                         none         [2.05%](4)
Net fund operating expenses                               3.05%         3.08%

                                                      International         International
                                                           Fund                  Fund
                                                        (PRO FORMA            (PRO FORMA
                                                       for the year          for the year
                                                      ended 10/31/02)       ended 10/31/02)
                                                         (Assuming             (Assuming
                                                      reorganization        reorganization
                                                        with Global      with Global Fund and
                                                         Fund only)       European Equity Fund)
Shareholder transaction expenses                          Class B               Class B
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                 none                  none
Maximum sales charge imposed on reinvested dividends        none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                  5.00%                 5.00%
Redemption fee(2)                                           none                  none
Exchange fee                                                none                  none

Annual fund operating expenses
(as a % of average net assets)                            Class B               Class B
---------------------------------------------------------------------------------------------
Management fee                                              0.90%(3)              0.90%(3)
Distribution and service (12b-1) fee                        1.00%                 1.00%
Other expenses                                              1.34%                 1.23%
Total fund operating expenses                               3.24%                 3.13%
Expense reduction                                          [0.19%](5)            [0.08%](5)
Net fund operating expenses                                 3.05%                 3.05%

                                                           Global            International
                                                            Fund                 Fund
Shareholder transaction expenses                          Class C               Class C
--------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                 1.00%                 1.00%
Maximum sales charge imposed on reinvested dividends        none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                  1.00%                 1.00%
Redemption fee                                              none                  none
Exchange fee                                                none                  none

Annual fund operating expenses
(as a % of average net assets)                            Class C               Class C
--------------------------------------------------------------------------------------------
Management fee                                              0.90%                 1.00%
Distribution and service (12b-1) fee                        1.00%                 1.00%
Other expenses                                              1.15%                 3.13%
Total fund operating expenses                               3.05%                 5.13%
Expense reduction                                           none                 [2.05%](4)
Net fund operating expenses                                 3.05%                 3.08%

                                                        International         International
                                                            Fund                  Fund
                                                         (PRO FORMA            (PRO FORMA
                                                        for the year          for the year
                                                       ended 10/31/02)       ended 10/31/02)
                                                          (Assuming             (Assuming
                                                       reorganization        reorganization
                                                         with Global      with Global Fund and
                                                         Fund only)       European Equity Fund)
Shareholder transaction expenses                          Class C               Class C
--------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                 1.00%                 1.00%
Maximum sales charge imposed on reinvested dividends        none                  none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                  1.00%                 1.00%
Redemption fee                                              none                  none
Exchange fee                                                none                  none

Annual fund operating expenses
(as a % of average net assets)                            Class C               Class C
--------------------------------------------------------------------------------------------------
Management fee                                              0.90%(3)              0.90%(3)
Distribution and service (12b-1) fee                        1.00%                 1.00%
Other expenses                                              1.34%                 1.23%
Total fund operating expenses                               3.24%                 3.13%
Expense reduction                                          [0.19%](5)            [0.08%](5)
Net fund operating expenses                                 3.05%                 3.05%

(1) Except for investments of $1 million or more.
(2) Does not include wire redemption fee (currently $4.00).
(3) Effective with the reorganization, the adviser has agreed to reduce its management fee to match the lower management fee rate of your fund.
(4) These numbers reflect International Fund's current limitation on expenses (excluding 12b-1 and transfer agent fees) of 0.90% until February 28, 2004.
(5) Effective with the reorganization , the adviser has agreed to limit International Fund's Class B and Class C operating expenses to 3.05%, respectively, of the fund's Class B and Class C average daily net assets at least until March 1, 2004.


The pro forma examples contained in the expense table show what you would pay on a $10,000 investment if the reorganization had occurred on May 9, 2003. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of International Fund's actual expenses or returns, either past or future.


Examples

                                                                  International Fund
                                                                      (PRO FORMA)
                                           International Fund          (Assuming
                                              (PRO FORMA)         reorganization with
                                               (Assuming              Global Fund
             Global     International     reorganization with        and European
Class A       Fund           Fund          Global Fund only)         Equity Fund)
-------------------------------------------------------------------------------------
Year 1       $  726         $  761               $  729                 $  727
Year 3       $1,197         $1,627               $1,237                 $1,213
Year 5       $1,693         $2,503               $1,769                 $1,725
Year 10      $3,052         $4,736               $3,220                 $3,123

Class B -- assuming redemption
at end of period
-------------------------------------------------------------------------------------
Year 1       $  808         $  845               $  811                 $  809
Year 3       $1,242         $1,686               $1,283                 $1,259
Year 5       $1,801         $2,624               $1,879                 $1,834
Year 10      $3,202         $4,873               $3,369                 $3,272

                                                                                 International Fund
                                                                                     (PRO FORMA)
                                                          International Fund          (Assuming
                                                             (PRO FORMA)         reorganization with
                                                              (Assuming              Global Fund
Class B -- assuming no      Global     International     reorganization with        and European
redemption                   Fund           Fund          Global Fund only)         Equity Fund)
-------------------------------------------------------------------------------------------------------
Year 1                      $  308        $   345               $  311                 $  309
Year 3                      $  942        $ 1,386               $  983                 $  959
Year 5                      $1,601        $ 2,424               $1,679                 $1,634
Year 10                     $3,202        $ 4,873               $3,369                 $3,272

Class C -- assuming redemption
at end of period
-------------------------------------------------------------------------------------------------------
Year 1                      $  504        $   540               $  507                 $  505
Year 3                      $1,033        $ 1,472               $1,073                 $1,050
Year 5                      $1,685        $ 2,499               $1,762                 $1,717
Year 10                     $3,431        $ 5,057               $3,594                 $3,500

Class C -- assuming no redemption
-------------------------------------------------------------------------------------------------------
Year 1                      $  405        $   441               $  408                 $  406
Year 3                      $1,033        $ 1,472               $1,073                 $1,050
Year 5                      $1,685        $ 2,499               $1,762                 $1,717
Year 10                     $3,431        $ 5,057               $3,594                 $3,500

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets. As described above, the adviser has agreed to reduce International Fund's pro forma management fee as a percentage of assets to match those of your fund.

---------------------------------------
 Fund Asset Breakpoints       Fee Rate
---------------------------------------
              Global Fund
---------------------------------------
 First $100 million             0.900%
---------------------------------------
 Next $200 million              0.800%
---------------------------------------
 Next $200 million              0.750%
---------------------------------------
 Amount over $500 million       0.625%
---------------------------------------

---------------------------------------
     International Fund (current)
---------------------------------------
 First $250 million             1.000%
---------------------------------------
 Next $250 million              0.800%
---------------------------------------
 Next $250 million              0.750%
---------------------------------------
 Amount over $750 million       0.625%
---------------------------------------

---------------------------------------
    International Fund (pro forma)
---------------------------------------
 First $100 million             0.900%
---------------------------------------
 Next $200 million              0.800%
---------------------------------------
 Next $200 million              0.750%
---------------------------------------
 Amount over $500 million       0.625%
---------------------------------------

Each fund's subadviser is Nicholas-Applegate Capital Management, an indirect wholly owned subsidiary of Allianz AG, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group ("Nicholas Applegate"). Nicholas Applegate is responsible for providing investment advice to the funds, subject to the review of the Trustees and overall supervision of the adviser. Nicholas Applegate also provides the funds on a continuous basis with economic, financial and political information, research and assistance concerning international markets. Nicholas Applegate receives its compensation directly from the adviser, not the funds. For each of Global Fund and International Fund, the adviser pays Nicholas Applegate a subadvisory fee at the same annual rate: (i) 0.50% of the first $500,000,000 of the average daily net asset value of the fund; and (ii) 0.45% of the average daily net asset value of the fund in excess of $500,000,000. However, Nicholas Applegate has agreed to reduce its subadvisory fees in connection with the reorganization so that they will be equal on an annual basis to (i) 0.45% of the first $200,000,000 of the average daily net asset value of the Fund; and
(ii) 0.40% of the average daily net asset value of the Fund in excess of $200,000,000. This reduction will have no effect on the fund's advisory fees or other expenses.

International Fund's pro forma management fee rate (0.90% at current asset levels) is identical to Global Fund's management fee rate at all asset levels. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%). International Fund's pro forma other expenses of 1.34% (or 1.23% assuming reorganization with European Equity Fund as well as Global
Fund) are slightly higher than Global Fund's other expenses of 1.15%. Although this results in International Fund's pro forma total annual operating expenses for all share classes being slightly higher than Global Fund's total annual operating expenses, the pro forma net annual operating expenses of International Fund after the expense limitation will be equal to your fund's annual operating expenses for all share classes. The adviser is not required to extend this expense limitation beyond March 1, 2004.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

--------------------------------------------------------------------------------
                                   Global Fund             International Fund
--------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in
                           response to overall stock market movements. Markets
                           tend to move in cycles, with periods of rising prices
                           and periods of falling prices. Stocks tend to go up
                           and down in value more than bonds. If the fund
                           concentrates in certain sectors, its performance
                           could be worse than that of the overall stock market.
--------------------------------------------------------------------------------
 Management risk           The fund's management strategy may fail to produce
                           the intended results. The fund could underperform its
                           peers or lose money if the investment strategy,
                           including country, industry or security selection,
                           does not perform as expected.
--------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments are more risky than domestic
                           investments. Investments in foreign securities may be
                           affected by fluctuations in currency exchange rates,
                           incomplete or inaccurate financial information on
                           companies, social instability and political actions
                           ranging from tax code changes to governmental
                           collapse.
--------------------------------------------------------------------------------
 Emerging markets risk     To the extent the fund invests in emerging markets,
                           the risks of investment in foreign securities are
                           more significant. Also, in a down market emerging
                           markets investments could become harder to value or
                           sell at a fair price.
--------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce
                           disproportionate gains or losses and are riskier than
                           direct investments. Also, in a down market
                           derivatives could become harder to value or sell at a
                           fair price.
--------------------------------------------------------------------------------
 Active trading            The fund may trade securities actively, which could
                           increase its transaction costs (thus lowering
                           performance) and increase your taxable distributions.
--------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on May 9, 2003, but may occur on any later date before December 31, 2003. Global Fund will transfer all of its assets to International Fund and International Fund will assume all of Global Fund's liabilities. This will result in the addition of Global Fund's assets to International Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern time, on the reorganization date.

o International Fund will issue to Global Fund Class A shares in an amount equal to the net assets attributable to Global Fund's Class A shares. As part of the liquidation of Global Fund, these shares will immediately be distrib-uted to Class A shareholders of record of Global Fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Global Fund will end up as Class A shareholders of International Fund.

o International Fund will issue to Global Fund Class B shares in an amount equal to the net assets attributable to Global Fund's Class B shares. As part of the liquidation of Global Fund, these shares will immediately be distributed to Class B shareholders of record of Global Fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Global Fund will end up as Class B shareholders of International Fund.

o International Fund will issue to Global Fund Class C shares in an amount equal to the net assets attributable to Global Fund's Class C shares. As part of the liquidation of Global Fund, these shares will immediately be distributed to Class C shareholders of record of Global Fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Global Fund will end up as Class C shareholders of International Fund.

o After the shares are issued, the existence of Global Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of Global Fund believes that the proposed reorganization will be advantageous to the shareholders of Global Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that shareholders in the Global Fund, which currently invests 80% of its assets in both U.S. and overseas stocks, may be better served by a fund that targets mainly international investments. The adviser believes that investors, when seeking international exposure, prefer to invest in a fund that invests only in non-U.S. issuers. Consequently, the adviser believes that the combined fund will be better positioned to attract additional assets to the Acquiring Fund. The Acquiring Fund's greater asset size may allow the Acquiring Fund to
(i) obtain better net prices on securities trades, (ii) achieve greater diversification of international portfolio holdings and (iii) reduce per share expenses as fixed expenses are shared over a larger asset base.

Second, that the adviser has agreed, until at least March 1, 2004, to limit the International Fund's total expenses to match Global Fund's total fund operating expenses, as a percentage of average daily net assets, based on Global Fund's most recent fiscal year. As a result of the reorganization, shareholders of Global Fund will experience no increase in the total amount of fees, as a percentage of average net assets, that they indirectly pay, until at least March 1, 2004.

Third, that International Fund's Class A and B shares have performed better than Global Fund's Class A and B shares over the three year and five year periods, both before and after taxes. While past performance cannot predict future results, the trustees believe that International Fund is better positioned than Global Fund to continue to generate strong returns.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce International Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of International Fund considered that the reorganization presents an excellent opportunity for International Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to International Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might achieve cost savings due to the fund's lower fixed costs, which may result in a reduction in the adviser's expense limitation over time, as well as any reduced costs resulting from a consolidated portfolio management effort. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the adviser has agreed until at least March 1, 2004 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. Therefore, after giving effect to the expense limitation, International Fund's pro forma annual operating expenses would be equal to your fund's current annual operating expenses. A full comparison of advisory fee rates and expense ratios is included above.


Comparative Performance. The trustees also considered details of the relative performance of your fund and International Fund.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of Global Fund and International Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Global Fund's Rule 12b-1 Plans will be reimbursable expenses under International Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under International Fund's Rule 12b-1 Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Global Fund and International Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent. Class I shares of International Fund are not included in the table because this class does not have a Rule 12b-1 Plan. Global fund does not have Class I shares.

                  Rule 12b-1 Payments and Unreimbursed Expenses

                                                          Unreimbursed
                                Aggregate Dollar           Rule 12b-1            Unreimbursed
                              Amount of 12b-1 Fees        Expenditures          Expenses as %
                              Paid (for year ended     (as of October 31,       of Each Class'
Name of Fund                    October 31, 2002)             2002)           Average Net Assets
------------------------------------------------------------------------------------------------
Global Fund                        $145,228(A)            $  350,376(A)             0.72%(A)
                                   $150,712(B)            $2,160,046(B)            14.33%(B)
                                   $  8,291(C)            $  168,779(C)            20.36%(C)
International Fund                 $ 21,175(A)            $  182,123(A)             2.58%(A)
                                   $ 58,879(B)            $1,526,298(B)            25.92%(B)
                                   $  9,672(C)            $  133,752(C)            13.83%(C)
Pro Forma:
International Fund

Assuming reorganization            $166,403(A)            $  532,499(A)             0.96%(A)
with Global Fund only              $209,591(B)            $3,686,344(B)            17.59%(B)
                                   $ 17,963(C)            $  302,531(C)            16.84%(C)

Assuming reorganization            $187,371(A)            $  555,655(A)             0.89%(A)
with Global Fund                   $283,147(B)            $4,341,335(B)            15.33%(B)
and European Equity Fund           $ 21,036(C)            $  361,569(C)            17.19%(C)

If the reorganization had taken place on November 1, 2001, the pro forma combined unreimbursed expenses of International Fund's Class A, Class B and Class C shares would have been higher than if no reorganization had occurred. Nevertheless, International Fund's assumption of Global Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under International Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if International Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

PROPOSAL 2
Approval of Agreement and Plan of Reorganization Between
European Equity Fund and International Fund

A proposal to approve an Agreement and Plan of Reorganization between European Equity Fund and International Fund. Under this Agreement, European Equity Fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to the shareholders of European Equity Fund. International Fund would also assume European Equity Fund's liabilities. European Equity Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of European Equity Fund to International Fund

--------------------------------------------------------------------------------
                        European Equity Fund
--------------------------------------------------------------------------------
 Business               A diversified series of John Hancock World Fund, an
                        open-end investment management company
                        organized as a Massachusetts business trust.
--------------------------------------------------------------------------------
 Net assets as of       $11.4 million
 December 31, 2002
--------------------------------------------------------------------------------
 Investment adviser,    Investment Adviser:
 subadviser and         John Hancock Advisers, LLC
 portfolio managers
                        Subadviser:
                        Nicholas Applegate Capital Management
                        -A subsidiary of Allianz AG, a German publicly
                         traded company, which, together with its subsidiaries, comprises the world's largest insurance group
                        -Supervised by the adviser
                        -Founded in 1984

                        Portfolio managers:
                        U.S.-based team responsible for day-to-day
                        investment management
--------------------------------------------------------------------------------
 Investment objective   The fund seeks long-term growth of capital. This
                        objective is non-fundamental and can be changed
                        without shareholder approval.
--------------------------------------------------------------------------------
 Primary investments    The fund normally invests at least 80% of its assets in
                        equity securities (including common and preferred
                        stocks and their equivalents) of European companies.
                        These companies derive more than half of their
                        revenues from European operations, are organized
                        under European law or are traded principally on
                        European stock exchanges. While the fund invests
                        most heavily in developed economies, it is permitted
                        to invest in securities of European emerging market
                        companies.
--------------------------------------------------------------------------------
 Diversification        The fund is diversified, which means that, with
                        respect to 75% of total assets, the fund cannot invest
                        (i) more than 5% of total assets in securities of a
                        single issuer or (ii) in securities representing more
                        than 10% of the outstanding voting securities of an
                        issuer.
--------------------------------------------------------------------------------
 Derivatives            Each fund may make limited use of certain derivatives
                        (investments whose value is based on indexes, securities
                        or currencies).
--------------------------------------------------------------------------------
 Temporary defensive    In abnormal conditions, each fund may temporarily invest
 positions              more than 20% of assets in investment-grade short-term
                        securities. In these and other cases, the funds might
                        not achieve their respective goals.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        International Fund
--------------------------------------------------------------------------------
 Business               A diversified series of John Hancock Investment
                        Trust III, an open-end investment management
                        company organized as a Massachusetts business
                        trust.
--------------------------------------------------------------------------------
 Net assets as of       $11.5 million
 December 31, 2002
--------------------------------------------------------------------------------
 Investment adviser,    Investment Adviser:
 subadviser and         John Hancock Advisers, LLC
 portfolio managers
                        Subadviser:
                        Nicholas Applegate Capital Management
                        -A subsidiary of Allianz AG, a German publicly
                         traded company, which, together with its subsidiaries, comprises the world's largest insurance group
                        -Supervised by the adviser
                        -Founded in 1984

                        Portfolio managers:
                        U.S.-based team responsible for day-to-day
                        investment management
--------------------------------------------------------------------------------
 Investment objective   The fund seeks long-term growth of capital. This
                        objective is non-fundamental and can be changed
                        without shareholder approval.
--------------------------------------------------------------------------------
 Primary investments    The fund normally invests at least 80% of its assets
                        in stocks of foreign companies. The fund may
                        invest up to 30% of assets in emerging markets as
                        classified by Morgan Stanley Capital International
                        (MSCI). The fund does not maintain a fixed
                        allocation of assets, either with respect to securities
                        type or geography.
--------------------------------------------------------------------------------
 Diversification        The fund is diversified, which means that, with
                        respect to 75% of total assets, the fund cannot
                        invest (i) more than 5% of total assets in securities
                        of a single issuer or (ii) in securities representing
                        more than 10% of the outstanding voting securities
                        of an issuer. In addition, the fund cannot invest
                        more than 5% of total assets in a single security
                        (other than U.S. Government securities).
--------------------------------------------------------------------------------

In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and International Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of International Fund is commensurate with the amount of risk involved in the authorized investments of your fund. Although the investment objectives of the two funds are identical, their investment policies and risks are different. Your fund concentrates its investments in securities of European companies. International Fund, however, does not maintain any geographical concentration and invests in securities of foreign companies without any fixed allocation of assets. In addition, International Fund may invest up to 30% of assets in emerging markets, whereas your fund, which invests most heavily in developed countries, is permitted only to invest in securities of European emerging markets companies. International Fund also has a more restrictive diversification policy than your fund, limiting investment in any single security to 5% of the fund's assets.

--------------------------------------------------------------------------------
 CLASSES OF SHARES
--------------------------------------------------------------------------------
                   European Equity Fund and International Fund
                 ---------------------------------------------------------------
 Class A sales    The Class A shares of both funds have the same characteristics
 charges and      and fee structure.
 12b-1 fees       o Class A shares are offered with front-end sales charges
                    ranging from 2% to 5% of the fund's offering price, depending on the amount invested.
                  o Class A shares are subject to a 12b-1 distribution fee equal to 0.30% annually of average net assets.
                  o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                  o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge
                    schedule.
                  o Sales charges are waived for the categories of investors listed in the funds' prospectuses.
--------------------------------------------------------------------------------
 Class B sales    The Class B shares of both funds have the same characteristics
 charges and      and fee structure.
 12b-1 fees       o  Class B shares are offered without a front-end sales
                     charge, but are subject to a contingent deferred sales
                     charge (CDSC) if sold within six years after purchase. The
                     CDSC ranges from 1.00% to 5.00% depending on how long the
                     shares are held. No CDSC is imposed on shares held more
                     than six years.
                  o  Class B shares are subject to 12b-1 distribution and
                     service fees equal to 1.00% annually of average net assets.
                  o  CDSCs are waived for the categories of investors listed in the funds' prospectus.
                  o  Class B shares automatically convert to Class A shares
                     after eight years.
--------------------------------------------------------------------------------
 Class C sales    The Class C shares of both funds have the same characteristics
 charges and      and fee structure.
 12b-1 fees       o  Class C shares are offered with a front-end sales charge equal to 1.00% of the fund's offering price.
                  o  Class C shares are subject to a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.
                  o  Class C shares are subject to 12b-1 distribution and
                     service fees equal to 1.00% annually of average net assets.
                  o  No automatic conversion to Class A shares, so annual
                     expenses continue at the Class C level throughout the life of the investment.
--------------------------------------------------------------------------------
 12b-1 fees       o  These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of
                     investments and may cost more than other types of sales
                     charges.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 BUYING, SELLING AND EXCHANGING SHARES
--------------------------------------------------------------------------------
                               European Equity Fund and International Fund
--------------------------------------------------------------------------------
 Buying shares        Investors may buy shares at their public offering price
                      through a financial representative or the funds' transfer
                      agent, John Hancock Signature Services, Inc. After
                      February 14, 2003, investors will not be allowed to open
                      new accounts in European Equity Fund but can add to
                      existing accounts.
--------------------------------------------------------------------------------
 Minimum initial      Class A, Class B and Class C Shares: $1,000 for
 investment           non-retirement accounts and $250 for retirement accounts
                      and group investments.
--------------------------------------------------------------------------------
 Exchanging shares    Shareholders may exchange their shares at net asset value
                      with no sales charge for shares of the same class of any
                      other John Hancock fund.
--------------------------------------------------------------------------------
 Selling shares       Shareholders may sell their shares by submitting a proper
                      written or telephone request to John Hancock Signature
                      Services, Inc.
--------------------------------------------------------------------------------
 Net asset value      All purchases, exchanges and sales are made at a price
                      based on the next determined net asset value (NAV) per
                      share of the fund. Both funds' NAVs are determined at the
                      close of regular trading on the New York Stock Exchange,
                      which is normally 4:00 P.M. Eastern time.
--------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the fiscal year ended October 31, 2002, adjusted to reflect any changes. Future expenses for all share classes may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses

The board of trustees of another John Hancock fund, John Hancock Global Fund, has recommended that Global Fund also reorganize into International Fund. The reorganization of European Equity Fund with International Fund, however, does not depend upon whether the reorganization involving Global Fund occurs. In connection with the reorganization, the adviser has agreed to reduce its management fee rate to match the lower management fee rate of Global Fund, which is the same as or lower than your fund's management fee rate at all asset levels (see

"Other Consequences of the Reorganization" below). The adviser also has agreed until at least March 1, 2004 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. This expense limitation, based on the your fund's most recent fiscal year, is lower than your fund's total operating expenses before its current expense limitation. Although this expense limitation is higher than your fund's net annual operating expenses after its current expense limitation, your fund's current expense limitation is in effect only until May 9, 2003, or the closing date of the reorganization, if later.


The following expense table shows the hypothetical ("pro forma") expenses of International Fund assuming (1) that a reorganization with European Equity Fund, but not John Hancock Global Fund, occurred on November 1, 2001 or (2) that a reorganization with both European Equity Fund and John Hancock Global Fund occurred on November 1, 2001. The expenses shown in both tables are based on fees and expenses incurred during the twelve-month period ended October 31, 2002.


                                                            European
                                                             Equity          International
                                                              Fund               Fund
Shareholder transaction expenses                            Class A            Class A
--------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
 % of purchase price)                                         5.00%              5.00%
Maximum sales charge imposed on reinvested dividends          none               none
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less(1)                          none               none
Redemption fee(2)                                             none               none
Exchange fee                                                  none               none

Annual fund operating expenses
(as a % of average net assets)                               Class A            Class A
--------------------------------------------------------------------------------------------
Management fee                                                 0.90%             1.00%
Distribution and service (12b-1) fee                           0.30%             0.30%
Other expenses                                                 1.45%             3.13%
Total fund operating expenses                                  2.65%             4.43%
Expense reduction                                             [0.75%](4)        [2.05%](5)
Net fund operating expenses                                    1.90%             2.38%

                                                           International         International
                                                               Fund                  Fund
                                                            (PRO FORMA            (PRO FORMA
                                                           for the year          for the year
                                                          ended 10/31/02)       ended 10/31/02)
                                                             (Assuming             (Assuming
                                                        reorganization with   reorganization with
                                                          European Equity     European Equity Fund
                                                             Fund only)         and Global Fund)
Shareholder transaction expenses                              Class A               Class A
-------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
 % of purchase price)                                           5.00%                5.00%
Maximum sales charge imposed on reinvested dividends            none                 none
Maximum deferred sales charge (load) as a % of purchase
 or sale price, whichever is less(1)                            none                 none
Redemption fee(2)                                               none                 none
Exchange fee                                                    none                 none

Annual fund operating expenses
(as a % of average net assets)                                Class A               Class A
-------------------------------------------------------- --------------------- ---------------------
Management fee                                                  0.90%(3)             0.90%(3)
Distribution and service (12b-1) fee                            0.30%                0.30%
Other expenses                                                  1.88%                1.23%
Total fund operating expenses                                   3.08%                2.43%
Expense reduction                                              [0.73]%(6)           [0.08%](6)
Net fund operating expenses                                     2.35%                2.35%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).

(3) Effective with the reorganization, the adviser has agreed to reduce its management fee to match the management fee rate of Global Fund, which is the same as or lower than your fund's management fee rate at all asset levels.

(4) The adviser has agreed to limit European Equity Fund's Class A operating expenses to 1.90% of the fund's Class A average daily net assets only until May 9, 2003 or the closing of the reorganization, if later. As of October 31, 2002 and before the expense limitation, European Equity Fund's Class A actual operating expenses were 2.65%.

(5) These numbers reflect International Fund's current limitation on expenses (excluding 12b-1 and transfer agent fees) of 0.90% until February 28, 2004.

(6) Effective with the reorganization, the adviser has agreed to limit International Fund's Class A operating expenses to 2.35% of the fund's Class A average daily net assets at least until March 1, 2004.

                                                               European
                                                                Equity
                                                                 Fund
Shareholder transaction expenses                                Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                       none
Maximum sales charge imposed on reinvested dividends              none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                        5.00%
Redemption fee(2)                                                 none
Exchange fee                                                      none

Annual fund operating expenses
(as a % of average net assets)                                  Class B
--------------------------------------------------------------------------------
Management fee                                                    0.90%
Distribution and service (12b-1) fee                              1.00%
Other expenses                                                    1.45%
Total fund operating expenses                                     3.35%
Expense reduction                                                [0.75%](4)
Net fund operating expenses                                       2.60%

Shareholder transaction expenses                                Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                       1.00%
Maximum sales charge imposed on reinvested dividends              none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                        1.00%
Redemption fee(2)                                                 none
Exchange fee                                                      none

Annual fund operating expenses
(as a % of average net assets)                                  Class C
--------------------------------------------------------------------------------
Management fee                                                    0.90%
Distribution and service (12b-1) fee                              1.00%
Other expenses                                                    1.45%
Total fund operating expenses                                     3.35%
Expense reduction(3) (4)                                         [0.75%] (4)
Net fund operating expenses                                       2.60%

                                                                                      International           International
                                                                                          Fund                     Fund
                                                                                       (PRO FORMA               (PRO FORMA
                                                                                      for the year             for the year
                                                                                     ended 10/31/02)         ended 10/31/02)
                                                                                        (Assuming               (Assuming
                                                                                   reorganization with     reorganization with
                                                             International           European Equity       European Equity Fund
                                                                 Fund                  Fund only)            and Global Fund)
Shareholder transaction expenses                                Class B                  Class B                 Class B
----------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                       none                     none                    none
Maximum sales charge imposed on reinvested dividends              none                     none                    none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                        5.00%                    5.00%                   5.00%
Redemption fee(2)                                                 none                     none                    none
Exchange fee                                                      none                     none                    none

Annual fund operating expenses
(as a % of average net assets)                                  Class B                  Class B                 Class B
----------------------------------------------------------------------------------------------------------------------------------
Management fee                                                    1.00%                    0.90%(3)                0.90%(3)
Distribution and service (12b-1) fee                              1.00%                    1.00%                   1.00%
Other expenses                                                    3.13%                    1.88%                   1.23%
Total fund operating expenses                                     5.13%                    3.78%                   3.13%
Expense reduction                                                [2.05%](5)               [0.73%](6)              [0.08%](6)
Net fund operating expenses                                       3.08%                    3.05%                   3.05%

Shareholder transaction expenses                                Class C                  Class C                 Class C
----------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                       1.00%                    1.00%                   1.00%
Maximum sales charge imposed on reinvested dividends              none                     none                    none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                        1.00%                    1.00%                   1.00%
Redemption fee(2)                                                 none                     none                    none
Exchange fee                                                      none                     none                    none

Annual fund operating expenses
(as a % of average net assets)                                  Class C                  Class C                  Class C
----------------------------------------------------------------------------------------------------------------------------------
Management fee                                                    1.00%                    0.90% (3)               0.90%(3)
Distribution and service (12b-1) fee                              1.00%                    1.00%                   1.00%
Other expenses                                                    3.13%                    1.88%                   1.23%
Total fund operating expenses                                     5.13%                    3.78%                   3.13%
Expense reduction(3) (4)                                         [2.05%](5)               [0.73%](6)              [0.08%](6)
Net fund operating expenses                                       3.08%                    3.05%                   3.05%

(1) Except for investments of $1 million or more.

(2) Does not include wire redemption fee (currently $4.00).

(3) Effective with the reorganization, the adviser has agreed to reduce its management fee to match the management fee rate of Global Fund, which is the same as or lower than your fund's management fee rate at all asset levels.

(4) The adviser has agreed to limit European Equity Fund's Class B and C operating expenses to 2.60% of the fund's Class B and Class C average daily net assets only until May 9, 2003 or the closing of the reorganization, if later. As of October 31, 2002, and before the expense limitation, European Equity's Class B and Class C actual operating expenses were each 3.35%.

(5) These numbers reflect International Fund's current limitation on expenses (excluding 12b-1 and transfer agent fees) of 0.90% until February 28, 2004.

(6) Effective with the reorganization, the adviser has agreed to limit International Fund's Class B and Class C operating expenses to 3.05% of the fund's Class B and Class C average daily net assets at least until March 1, 2004.


The pro forma examples contained in the expense table show what you would pay on a $10,000 investment if the reorganization occurs on May 9, 2003, with the exception of the first two columns . Each example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of International Fund's actual expenses or returns, either past or future.

Examples

                                             International Fund      International Fund
                                                (PRO FORMA)             (PRO FORMA)
                                                 (Assuming               (Assuming
             European                       reorganization with     reorganization with
              Equity      International       European Equity       European Equity Fund
Class A       Fund(1)          Fund              Fund only)           and Global Fund)
------------------------------------------------------------------------------------------
Year 1       $   755         $   761               $  738                  $  727
Year 3       $ 1,282         $ 1,627               $1,349                  $1,213
Year 5       $ 1,835         $ 2,503               $1,985                  $1,725
Year 10      $ 3,334         $ 4,736               $3,683                  $3,123

Class B -- assuming redemption
at end of period
-------------------------------------------------------------------------------------------
Year 1       $   838         $   845               $  820                  $  809
Year 3       $ 1,330         $ 1,686               $1,399                  $1,259
Year 5       $ 1,945         $ 2,624               $2,098                  $1,834
Year 10      $ 3,482         $ 4,873               $3,828                  $3,272

Class B -- assuming no redemption
-------------------------------------------------------------------------------------------
Year 1       $   338         $   345               $  320                  $  309
Year 3       $ 1,030         $ 1,386               $1,099                  $  959
Year 5       $ 1,745         $ 2,424               $1,898                  $1,634
Year 10      $ 3,482         $ 4,873               $3,828                  $3,272

Class C -- assuming redemption
at end of period
-------------------------------------------------------------------------------------------
Year 1       $   533         $   540               $  516                  $  505
Year 3       $ 1,120         $ 1,472               $1,188                  $1,050
Year 5       $ 1,828         $ 2,499               $1,979                  $1,717
Year 10      $ 3,703         $ 5,057               $4,041                  $3,500

Class C -- assuming no redemption
-------------------------------------------------------------------------------------------
Year 1       $   434         $   441               $  417                  $  406
Year 3       $ 1,120         $ 1,472               $1,188                  $1,050
Year 5       $ 1,828         $ 2,499               $1,979                  $1,717
Year 10      $ 3,703         $ 5,057               $4,041                  $3,500

(1) Expenses exclude limitation, since it was not extended beyond May 9, 2003 or the close of the reorganization, if later.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

---------------------------------------
 Fund Asset Breakpoints       Fee Rate
---------------------------------------
         European Equity Fund
---------------------------------------
 First $500 million             0.900%
---------------------------------------
 Amount over $500 million       0.700%
---------------------------------------

---------------------------------------
     International Fund (current)
---------------------------------------
 First $250 million             1.000%
---------------------------------------
 Next $250 million              0.800%
---------------------------------------
 Next $250 million              0.750%
---------------------------------------
 Amount over $750 million       0.625%
---------------------------------------

---------------------------------------
    International Fund (pro forma)
---------------------------------------
 First $100 million             0.900%
---------------------------------------
 Next $200 million              0.800%
---------------------------------------
 Next $200 million              0.750%
---------------------------------------
 Amount over $500 million       0.625%
---------------------------------------

Each fund's subadviser is Nicholas Applegate, an indirect wholly owned subsidiary of Allianz AG, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group. Nicholas Applegate is responsible for providing investment advice to the funds, subject to the review of the Trustees and overall supervision of the adviser. Nicholas Applegate also provides the funds on a continuous basis with economic, financial and political information, research and assistance concerning international markets. Nicholas Applegate receives its compensation directly from the adviser, not the funds. For European Equity Fund, the adviser pays Nicholas Applegate a subadvisory fee equal on an annual basis to: (i) 0.60% of the first $100,000,000 of the average daily net asset value of the Fund; and
(ii) 0.50% of the average daily net asset value of the Fund in excess of $100,000,000. For International Fund, the annual rate is equal to (i) 0.50% of the first $500,000,000 of the average daily net asset value of the Fund; and
(ii) 0.45% of the average daily net asset value of the Fund in excess of $500,000,000. However, Nicholas Applegate has agreed to reduce its subadvisory fees in connection with the reorganization so that they will be equal on an annual basis to (i) 0.45% of the first $200,000,000 of the average daily net asset value of the Fund; and (ii) 0.40% of the average daily net asset value of the Fund in excess of $200,000,000. This reduction will have no effect on the fund's advisory fees or other expenses.

International Fund's pro forma management fee rate of 0.90% is identical to your fund's management fee rate at current asset levels, and is the same as, or lower than, your fund's management fee at higher asset levels. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%). International Fund's pro forma other expenses of 1.88% are higher than European Equity Fund's other expenses of 1.45%. However, assuming reorganization with Global Fund as well as European Equity Fund, International Fund's pro forma other expenses of 1.23% are substantially lower than European Equity Fund's other expenses of 1.45%. This results in International Fund's pro forma total annual operating expenses for all share classes being lower than European Equity Fund's total annual operating expenses, in each case, before expense limitations. Although European Equity Fund's net annual operating expenses after its current expense limitation are lower than International Fund's pro forma net annual operating expenses after its expense limitation, the adviser has indicated that it will not extend European Equity Fund's expense limitation beyond May 9, 2003, or the closing of the reorganization, if later. In addition, the adviser is not required to extend International Fund's existing expense limitation beyond March 1, 2004.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.


--------------------------------------------------------------------------------
                                European Equity Fund        International Fund
--------------------------------------------------------------------------------
 Stock market risk          The value of securities in the fund may go down in
                            response to overall stock market movements. Markets
                            tend to move in cycles, with periods of rising
                            prices and periods of falling prices. Stocks tend to
                            go up and down in value more than bonds. If the fund
                            concentrates in certain sectors, its performance
                            could be worse than that of the overall stock
                            market.
--------------------------------------------------------------------------------
 Management risk            The fund's management strategy may fail to produce
                            the intended results. The fund could underperform
                            its peers or lose money if the investment strategy,
                            including country, industry or security (or in the
                            case of International Fund, region) selection, does
                            not perform as expected.
--------------------------------------------------------------------------------
 Foreign securities risk    Foreign investments are more risky than domestic
                            investments. Investments in foreign securities may
                            be affected by fluctuations in currency exchange
                            rates, incomplete or inaccurate financial
                            information on companies, social instability and
                            political actions ranging from tax code changes to
                            governmental collapse.
--------------------------------------------------------------------------------
 Regional concentration     Because the fund focuses on a        Not applicable.
 risk                       single region of the world, its
                            performance may be more volatile
                            than that of a fund that invests
                            globally. European issues
                            denominated in euros are subject
                            to the risk that the euro may
                            decline in value against the
                            U.S. dollar. Also, applying a
                            single monetary policy to
                            countries with different
                            economic trends could hurt
                            issuers in some countries, and
                            the failure of a monetary union
                            could disrupt European
                            economies.
--------------------------------------------------------------------------------
 Emerging markets risk      To the extent the fund invests in emerging markets,
                            the risks of investment in foreign securities are
                            more significant. Also, in a down market emerging
                            markets investments could become harder to value or
                            sell at a fair price.
--------------------------------------------------------------------------------
 Derivatives risk           Certain derivative instruments can produce
                            disproportionate gains or losses and are riskier
                            than direct investments. Also, in a down market
                            derivatives could become harder to value or sell at
                            a fair price.
--------------------------------------------------------------------------------
 Active trading             The fund may trade securities actively, which could
                            increase its transaction costs (thus lowering
                            performance) and increase your taxable
                            distributions.
--------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:

 o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on May 9, 2003, but may occur on any later date before December 31, 2003. European Equity Fund will transfer all of its assets to International Fund and International Fund will assume all of European Equity Fund's liabilities. This will result in the addition of European Equity Fund's assets to International Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern time, on the reorganization date.

 o International Fund will issue to European Equity Fund Class A shares in an amount equal to the net assets attributable to European Equity Fund's Class A shares. As part of the liquidation of European Equity Fund, these shares will immediately be distributed to Class A shareholders of record of European Equity Fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of European Equity Fund will end up as Class A shareholders of International Fund.

 o International Fund will issue to European Equity Fund Class B shares in an amount equal to the net assets attributable to European Equity Fund's Class B shares. As part of the liquidation of European Equity Fund, these shares will immediately be distributed to Class B shareholders of record of European Equity Fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of European Equity Fund will end up as Class B shareholders of International Fund.

 o International Fund will issue to European Equity Fund Class C shares in an amount equal to the net assets attributable to European Equity Fund's Class C shares. As part of the liquidation of European Equity Fund, these shares will immediately be distributed to Class C shareholders of record of European Equity Fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of European Equity Fund will end up as Class C shareholders of International Fund.

 o After the shares are issued, the existence of European Equity Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of European Equity Fund believes that the proposed reorganization will be advantageous to the shareholders of European Equity Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that, unlike your fund, International Fund is not geographically concentrated and therefore can invest in a broader range of countries and regions. International Fund is similar in size to your fund and invests in similar types of securities. Combining the funds' assets into a single investment portfolio will afford greater diversification. Moreover, the international focus may result in a more concentrated marketing effort with a goal of increased fund assets.

Second, that Nicholas Applegate has indicated that it intends to discontinue its European-only equity management strategy. Accordingly, if the reorganization is not approved, the board of trustees would need to evaluate other options, including the possible liquidation of European Equity Fund.

Third, that the adviser has agreed, until at least March 1, 2004, to limit the International Fund's total expenses to 2.35% of average daily net asset for Class A Shares and 3.05% of average daily net assets for Class B and Class C shares. These are lower than European Equity Fund's total annual operating expenses for its most recent fiscal year before reductions for its current expense limitation. For example, European Equity Fund's total Class A operating expenses as of October 31, 2002 were 2.65%. Although the expense limitations are higher than European Equity Fund's net annual operating expenses (i.e., after its current expense limitation) for its most recent fiscal year, the adviser has indicated that it will not extend European Equity Fund's current expense limitation beyond May 9, 2003 or the closing of the reorganization, if later.

Fourth, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce International Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of International Fund considered that the reorganization presents an excellent opportunity for International Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to International Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might achieve cost savings due to the fund's lower fixed costs, which may result in a reduction in the adviser's expense limitation over time, as well as any reduced costs resulting from a consolidated portfolio management effort. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.

Comparative Fees and Expense Ratios. As discussed above, the adviser has agreed until at least March 1, 2004 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. Without this expense limitation, International Fund's pro forma expenses would be higher than your fund's total operating expenses. A full comparison of advisory fee rates and expense ratios is included above.

Comparative Performance. The trustees also considered details of the relative performance of your fund and International Fund.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of European Equity Fund and International Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under European Equity Fund's Rule 12b-1 Plans will be reimbursable expenses under International Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under International Fund's Rule 12b-1 Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of European Equity Fund and International Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent. Class I shares of International Fund are not included in the table because this class does not have a Rule 12b-1 Plan. European Equity Fund does not have Class I shares.

                 Rule 12b-1 Payments and Unreimbursed Expenses

                                        Aggregate
                                      Dollar Amount
                                      of 12b-1 Fees           Unreimbursed           Unreimbursed
                                      Paid (for year           Rule 12b-1           Expenses as %
                                          ended               Expenditures          of Each Class'
                                       October 31,         (as of October 31,        Average Net
Name of Fund                              2002)                   2002)                 Assets
---------------------------------------------------------------------------------------------------
European Equity Fund                   $ 20,968(A)          $   23,156(A)             0.33%(A)
                                       $ 73,556(B)          $  654,991(B)             8.90%(B)
                                       $  3,073(C)          $   59,038(C)            19.21%(C)
International Fund                     $ 21,175(A)          $  182,123(A)             2.58%(A)
                                       $ 58,879(B)          $1,526,298(B)            25.92%(B)
                                       $  9,672(C)          $  133,752(C)            13.83%(C)
Pro Forma:
International Fund

Assuming reorganization                $ 42,143(A)          $  205,279(A)             1.46%(A)
with European Equity Fund only         $132,435(B)          $2,181,289(B)            16.47%(B)
                                       $ 12,745(C)          $  192,790(C)            15.13%(C)

Assuming reorganization                $187,371(A)          $  555,655(A)             0.89%(A)
with European Equity Fund              $283,147(B)          $4,341,335(B)            15.33%(B)
and Global Fund                        $ 21,036(C)          $  361,569(C)            17.19%(C)

If the reorganization had taken place on November 1, 2001, the pro forma combined unreimbursed expenses of International Fund's Class A, Class B and Class C shares would have been higher than if no reorganization had occurred. Nevertheless, International Fund's assumption of European Equity Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under International Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if International Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

FURTHER INFORMATION ON EACH REORGANIZATION

Tax Status of Each Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless the funds receive a satisfactory opinion from Hale and Dorr LLP, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, with respect to each reorganization, for federal income tax purposes:

 o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
   (2) the distribution by the Acquired fund of the Acquiring Fund shares to the Acquired fund's shareholders;

 o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired fund and the assumption of the Acquired fund's liabilities by the Acquiring Fund;

 o The basis of the assets of the Acquired fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired fund immediately before the transfer;

 o The tax holding period of the assets of the Acquired fund in the hands of the Acquiring Fund will include the Acquired fund's tax holding period for those assets;

 o You will not recognize gain or loss upon the exchange of your shares of the Acquired fund solely for the Acquiring Fund shares as part of the reorganization;

 o The basis of the Acquiring Fund shares received by you in the reorganization will be the same as the basis of your shares of the Acquired fund surrendered in exchange; and

 o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired fund surrendered in the exchange, provided that the shares of the Acquired fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of each Acquired fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of each Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of International Fund shares. Shareholders may not redeem or transfer International Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. International Fund will not issue share certificates in the reorganization.

Conditions to Closing each Reorganization. The obligation of each Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph
6).

The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from each respective Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of each respective Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Funds' declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph
8).

Termination of Agreement. The board of trustees of each respective Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of an Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs of each Acquired Fund and the Acquiring Fund in connection with entering into and carrying out the provisions of the Agreements, whether or not the reorganization occurs.


CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of October 31, 2002, and the pro forma combined capitalization of both funds as if each reorganization had occurred on that date. If a reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between October 31, 2002 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by each corresponding Acquired Fund on the reorganization date. The tables should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

If the reorganization of your fund(s) had taken place on October 31, 2002:

                                  Global       International         Pro             Pro
Proposal 1                         Fund             Fund           Forma(1)        Forma(2)
---------------------------------------------------------------------------------------------
Net Assets (millions)             $50.4           $12.1             $62.5           $73.9
Net Asset Value Per Share
  Class A                         $6.60           $5.10             $5.10           $5.10
  Class B                         $5.90           $4.81             $4.81           $4.81
  Class C                         $5.90           $4.81             $4.81           $4.81
Shares Outstanding
  Class A                     5,919,275       1,092,159         8,757,304       9,859,523
  Class B                     1,802,131         978,559         3,187,354       4,347,236
  Class C                       115,405         162,819           304,341         355,931

(1) Assuming the reorganization of European Equity Fund into International Fund does not occur. If the reorganization of your fund only had taken place on October 31, 2002, approximately 1.29, 1.23 and 1.23 International Fund Class A, B and C shares would have been issued for each share of Global Fund Class A, B and C shares, respectively.

(2) Assuming the reorganization of European Equity Fund into International Fund occurs. If both reorganizations had taken place on October 31, 2002, approximately 1.29, 1.23, and 1.23 International Fund shares would have been issued for each share of Global Fund.

                             European
                              Equity          International          Pro             Pro
Proposal 2                     Fund               Fund             Forma(1)        Forma(2)
-------------------------------------------------------------------------------------------
Net Assets (millions)           $11.4              $12.1             $23.5           $73.9
Net Asset Value Per Share
  Class A                       $6.44              $5.10             $5.10           $5.10
  Class B                       $6.24              $4.81             $4.81           $4.81
  Class C                       $6.24              $4.81             $4.81           $4.81
Shares Outstanding
  Class A                     873,321          1,092,159         2,194,739       9,859,523
  Class B                     893,734            978,559         2,138,373       4,347,236
  Class C                      39,749            162,819           214,934         355,931

(1) Assuming the reorganization of Global Fund into International Fund does not occur. If the reorganization of your fund only had taken place on November 1, 2001, approximately 1.26, 1.30 and 1.30 International Fund Class A, B and C shares would have been issued for each share of European Equity Fund Class A, B and C shares, respectively.

(2) Assuming the reorganization of Global Fund into International Fund occurs. If both reorganizations had taken place on October 31, 2002, approximately 1.26, 1.30, and 1.30 International Fund shares would have been issued for each share of European Equity Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

Type of Information                    Headings in Each Prospectus
-------------------------------------------------------------------------------------------
Investment objective and policies      Goal and Strategy / Main Risks
Portfolio management                   Subadviser
Expenses                               Your Expenses
Custodian                              Business Structure
Shares of beneficial interest          Your Account: Choosing a Share Class
Purchase of shares                     Your Account: Choosing a Share Class, How Sales
                                       Charges are Calculated, Sales Charge Reductions and
                                       Waivers, Opening an Account, Buying Shares,
                                       Transaction Policies, Additional Investor Services
Redemption of sales of shares          Your Account: Selling Shares, How Sales Charges are
                                       Calculated, Transaction Policies
Dividends, distributions and taxes     Dividends and Account Policies

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of each Acquired Fund, including the trustees who are not "interested persons" of either fund in each respective reorganization or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that each reorganization is in the best interests of each Acquired Fund and that the interests of Acquired Fund shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of International Fund, including the independent trustees, approved each reorganization. They also determined that each reorganization is in the best interests of International Fund and that the interests of International Fund's shareholders would not be diluted as a result of either reorganization.

        ----------------------------------------------------------------
                The trustees of each Acquired Fund recommend that
          shareholders of the Acquired Funds vote FOR each proposal to approve an Agreement and Plan of Reorganization.
        ----------------------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal described above requires the affirmative vote of a majority of the shares of each Acquired Fund outstanding and entitled to vote on each respective proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares                      Quorum                       Voting
----------------------------------------------------------------------------------------------------------------
In General                  All shares "present" in      Shares "present" in person will be voted in person at
                            person or by proxy are       the meeting. Shares present by proxy will be voted
                            counted toward a quorum.     in accordance with instructions.

Proxy with no Voting        Considered "present" at      Voted "for" a proposal.
Instruction (other than     meeting.
Broker Non-Vote)

Broker Non-Vote             Considered "present" at      Not voted. Same effect as a vote "against" a
                            meeting.                     proposal.

Vote to Abstain             Considered "present" at      Not voted. Same effect as a vote "against" a
                            meeting.                     proposal.

If the required approval of shareholders is not obtained with respect to a proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.


INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to each Acquired Fund at a cost of approximately $10,000 per fund.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

 o By filing a written notice of revocation with the Acquired Funds' transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

 o By returning a duly executed proxy with a later date before the time of the meeting, or

 o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of February 14, 2003 (the "record date"), the number of shares of beneficial interest of each Acquired Fund outstanding were as follows:

FUND                     SHARES OUTSTANDING
-------------------------------------------
Global Fund
  Class A                    5,576,199
  Class B                    1,701,128
  Class C                      120,718
European Equity Fund
  Class A                      836,314
  Class B                      847,417
  Class C                       38,079

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of each Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

Each Acquired Fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposals. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of an Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund(s) may also arrange to have votes recorded by telephone by officers and employees of your fund(s) or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a share-holder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

 o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

 o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

 o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

 o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

 o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

 o Read the proxy statement and have your proxy card(s) at hand.

 o Go to the Web site on the proxy card.

 o Enter the "control number" found on your proxy card.

 o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

 o To insure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of February 14, 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                                            Global Fund
--------------------------------------------------------------------------------------
       Names and Addresses of Owners of
            More Than 5% of Shares                Class A     Class B      Class C
--------------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers        --          6.76%          --
Attn: Fund Administration
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

Salomon Smith Barney House Account                  --            --         6.67%
333 West 34th Street
New York, New York 10001

                                                         European Equity Fund
--------------------------------------------------------------------------------------
       Names and Addresses of Owners of
            More Than 5% of Shares                 Class A      Class B      Class C
--------------------------------------------------------------------------------------
John Hancock Advisers, LLC                          17.94%         --            --
101 Huntington Avenue
Boston, MA. 02199-7603

BNY Clearing Services LLC                           17.94%         --            --
Post & Co A/C 056110
111 E Kilbourn Avenue
Milwaukee WI 53202-6633

National Investor Services FBO                         --        5.28%           --
579-01645-28
55 Water Street, 32nd Floor
New York NY 10041-0028

MLPF&S For The Sole Benefit of its Customers           --          --         14.82%
Attn: Fund Administration
4800 Deer Lake Dr E.
Jacksonville FL 32246-6484

                                                                International Fund
-------------------------------------------------------------------------------------------------
       Names and Addresses of Owners of
            More Than 5% of Shares                Class A      Class B       Class C      Class I
-------------------------------------------------------------------------------------------------
MLPF&S For The Sole Benefit of Its Customers        --          11.73%           --         --
Attn: Fund Administration
4800 Deer Lake Drive E 2nd Flr
Jacksonville FLA 32246-6484

Sterling Trust Company                              --             --         17.18%        --
FBO Merchants & Manufacturers
BANCORP Retirement Plan
1380 Lawrence St Suite 1400
Denver CO 80204-2060

MCB Trust Services FBO                              --             --          9.59%        --
Capital Mortgage Services 401 (k)
700 17th St STE 300
Denver CO 80202-3507

Sterling Trust Company                              --             --          5.48%        --
FBO Circulation Tools Inc 401(k)
1380 Lawrence St Suite 1400
Denver CO 80204-2060

                                                        International Fund
-----------------------------------------------------------------------------------------
    Names and Addresses of Owners of
         More Than 5% of Shares            Class A     Class B     Class C      Class I
-----------------------------------------------------------------------------------------
Sterling Trust Company                       --          --          --          61.97%
FBO The Investment Incentive Plan
1380 Lawrence St Suite 1400
Denver CO 80204-2060

Sterling Trust Company                       --          --          --          12.92%
FBO Savings Plan for EE's of Texon USA
1380 Lawrence St Suite 1400
Denver CO 80204-2060

Sterling Trust Company                       --          --          --          12.62%
FBO One Color Comm 401 (K)
1380 Lawrence St Suite 1400
Denver CO 80204-2060

Sterling Trust Company                       --          --          --           9.94%
FBO Manistique Papers Inc. 401 (K)
1380 Lawrence St Suite 1400
Denver CO 80204-2060

As of February 14, 2003, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of Global Fund, European Equity Fund and International Fund, each for the period ended October 31, 2002 are incorporated by reference into this proxy statement and prospectus. These financial statements and financial highlights have been independently audited by PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this __ day of _______, 2003, by and between John Hancock Investment Trust III, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock International Fund (the "Acquiring Fund") and _______________________, a Massachusetts business trust (the "Trust II"), on behalf of its series, _____________ (the "Acquired Fund"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares, Class B shares and Class C shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

   1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B and Class C shares of beneficial interest of the Acquired Fund, as of the close of business on May 9, 2003 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing"). All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

   1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

   1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

   1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares, Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

   1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

   1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

   1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

   2.1 The net asset values of the Class A, Class B and Class C Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B and Class C shares to be transferred shall, in each case, be determined as of the close of business (4:00 P.M. Boston time) on the Closing Date. The net asset values of the Class A, Class B and Class C Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A, Class B and Class C shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

   2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

   2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be May 9, 2003 or such other date on or before December 31, 2003 as the parties may agree. The Closing shall be held as of 5:00 P.M. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

   3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

   3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

   3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

       (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

       (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

       (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

       (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

       (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of ____________ and the related statement of operations (copies of which have been furnished to the Acquiring Fund) and the unaudited statements as of _____________, present fairly in all material respects the financial condition of the Acquired Fund as of ____________ and and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

       (g) Since _____________, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

       (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

       (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

       (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

       (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

       (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

       (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
           5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

       (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

       (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

       (q) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated February 14, 2003 (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

       (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
           Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

       (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

       (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, Class C and Class I shares of the Acquiring Fund, dated February 14, 2003, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

       (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

       (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

       (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

       (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2002 and the related statement of operations (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2002 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

       (h) Since October 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

       (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

       (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

       (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

       (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

       (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

       (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
           Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

   5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

   5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

   5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

   5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

   5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

   5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

   5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

   The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

   6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex A concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

   The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

   7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

   7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

   7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

   7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate substantially in the form attached to this Agreement as Annex B concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

   The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

   8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

   8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

   8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

   8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of
     Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

   9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

    10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

    11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

         (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

         (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

         (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

         (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

    11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

    14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                                  JOHN HANCOCK INVESTMENT TRUST III on behalf of JOHN HANCOCK INTERNATIONAL FUND

                                  By:___________________________________________
                                                Maureen R. Ford
                                 Chairman, President and Chief Executive Officer


                                   [_____________] TRUST on behalf of
                                   [_____________  FUND]


                                  By:___________________________________________
                                                  Susan S. Newton
                                        Senior Vice President and Secretary

                               -------------------

                                      Thank
                                       You
                                   for mailing
                                 your proxy card
                                    promptly!

                               -------------------


                                                                      INTPX 2/03

Sign up for electronic delivery at www.jhancock.com/funds/edelivery

                                   JOHN HANCOCK

--------------------------------------------------------------------------------

Prospectus 2.14.03                 International funds

                                   International Fund

                                   Pacific Basin Equities Fund


     [LOGO](R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary          International Fund                           4
of goals, strategies,
risks, performance and          Pacific Basin Equities Fund                  6
expenses.

Policies and                    Your account
instructions for
opening, maintaining and        Choosing a share class                       8
closing an account in any       How sales charges are calculated             8
international fund.             Sales charge reductions and waivers          9
                                Opening an account                          10
                                Buying shares                               11
                                Selling shares                              12
                                Transaction policies                        14
                                Dividends and account policies              14
                                Additional investor services                15

Further information on          Fund details
the international funds.
                                Business structure                          16
                                Financial highlights                        17

                                For more information                back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK INTERNATIONAL FUNDS


These funds invest primarily in foreign stocks and seek long-term growth of capital. Each fund has its own strategy and its own risk profile.


WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     are seeking to diversify a portfolio of domestic investments

o are seeking access to markets that can be less accessible to individual investors

o     are seeking funds for the growth portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

International funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

o     want to limit your exposure to foreign securities

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock international funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of December 31, 2002 managed approximately $26 billion in assets.


--------------------------------------------------------------------------------
FUND INFORMATION KEY

[Clip Art] Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

International Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of foreign companies. The fund may invest up to 30% of assets in emerging markets as classified by Morgan Stanley Capital International (MSCI). The fund does not maintain a fixed allocation of assets, either with respect to securities type or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual foreign companies. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing.

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

To manage risk, the fund does not invest more than 5% of assets in any one security.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '99, 25.37%
Worst quarter: Q3 '02, -20.00%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
MSCI All Country World Ex-U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
  1994   1995     1996      1997    1998     1999       2000      2001      2002
-6.61%   5.34%   11.37%   -7.73%   17.67%   31.19%   -27.68%   -29.76%   -20.47%

---------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------------------------------
                                                  1 year       5 year     Life of     Life of     Life of
                                                                          Class A     Class B     Class C
Class A before tax (began 1-3-94)                 -24.40%      -9.93%      -5.54%          --          --
Class A after tax on distributions                -24.40%     -10.07%      -5.69%          --          --
Class A after tax on distributions,               -14.98%      -7.46%      -4.15%          --          --
with sale
Class B before tax (began 1-3-94)                 -25.17%     -10.01%          --      -5.67%          --
Class C before tax (began 6-1-98)                 -22.62%          --          --          --     -13.11%
---------------------------------------------------------------------------------------------------------
MSCI All Country World Ex-U.S. Free Index         -16.53%      -4.40%      -0.63%      -0.63%      -6.82%

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluc-tuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's management strategy has a significant influence on fund performance. If the fund invests in countries or regions that experience economic downturns, performance could suffer. In addition, if certain investments or industries do not perform as expected, or if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                           5.00%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less             none(2)        5.00%       1.00%

------------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Management fee                                                     1.00%       1.00%       1.00%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     3.13%       3.13%       3.13%
Total fund operating expenses                                      4.43%       5.13%       5.13%
Expense reimbursement (at least until 2-28-04)                     2.05%       2.05%       2.05%
Annual operating expenses                                          2.38%       3.08%       3.08%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1      Year 3      Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                 $729      $1,598      $2,476      $4,717
Class B with redemption                 $811      $1,655      $2,597      $4,854
Class B without redemption              $311      $1,355      $2,397      $4,854
Class C with redemption                 $507      $1,442      $2,473      $5,039
Class C without redemption              $408      $1,442      $2,473      $5,039

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUBADVISER

Nicholas-Applegate Capital Management

U.S.-based team responsible for day-to-day investment management since December 2000

Founded in 1984

Supervised by the adviser


FUND CODES

Class A    Ticker                FINAX
           CUSIP                 409906500
           Newspaper             IntlA
           SEC number            811-4630
           JH fund               40
           number

Class B    Ticker                FINBX
           CUSIP                 409906609
           Newspaper             IntlB
           SEC number            811-4630
           JH fund               140
           number

Class C    Ticker                JINCX
           CUSIP                 409906831
           Newspaper             --
           SEC number            811-4630
           JH fund               540
           number

Pacific Basin Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities (including common and preferred stocks and their equivalents) of Pacific Basin companies. These companies derive more than half of their revenues from Pacific Basin operations, are organized under the laws of Pacific Basin countries, or are traded principally on Pacific Basin exchanges. Although the Pacific Basin includes all countries bordering the Pacific Ocean, the managers focus on Japan, Hong Kong, Australia, Singapore, South Korea, China and Taiwan. Some Pacific Basin countries may be considered emerging markets.

The fund may also invest in stocks of Asian companies outside the Pacific Basin. The fund does not maintain a fixed allocation of assets, either with respect to securities or geography.

In managing the portfolio, the managers focus on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies located in the Pacific Basin. In analyzing specific companies for possible investment, the managers ordinarily look for several of the following characteristics that will enable the companies to compete successfully in their respective markets:

o     above-average per share earnings growth

o     high return on invested capital

o     a healthy balance sheet

o     sound financial and accounting policies and overall financial strength

o     strong competitive advantages

o     effective research, product development and marketing

The managers consider whether to sell a particular security when any of those factors materially changes. The managers allocate the fund's assets among securities of countries that are expected to provide the best opportunities for meeting the fund's investment objective.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of its assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
Best quarter: Q4 '99, 38.03%
Worst quarter: Q4 '97, -25.64%

After-tax returns

After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)

MSCI All Country Pacific Free Index, an unmanaged index of stocks of companies in Australia, Japan and certain other Pacific Basin Countries.

-----------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
-----------------------------------------------------------------------------------------
 1993      1994   1995    1996       1997      1998    1999       2000      2001     2002
70.45%   -9.28%   4.95%   3.37%   -27.87%   -10.72%   99.47%   -30.55%   -23.60%   -7.52%

--------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
--------------------------------------------------------------------------------------------------------
                                                   1 year      5 year     10 year    Life of     Life of
                                                                                     Class B     Class C
Class A before tax                                -12.11%      -3.66%       0.04%         --          --
Class A after tax on distributions                -12.11%      -3.85%      -0.30%         --          --
Class A after tax on distributions,                -7.43%      -2.94%      -0.05%         --          --
with sale
Class B before tax (began 3-7-94)                 -12.72%      -3.73%          --     -5.35%          --
Class C before tax (began 3-1-99)                 -10.00%          --          --         --      -0.86%
--------------------------------------------------------------------------------------------------------
MSCI All Country Pacific Free Index                -9.93%      -4.60%      -2.41%    -7.36%*      -5.76%

* As of March 1, 1994.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Because the fund focuses on a single region of the world, its performance may be more volatile than that of a fund that invests globally.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets, which include much of the Pacific Basin.

The fund's management strategy has a significant influence on fund performance. Pacific Basin stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on other types of stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o In a down market, emerging market securities, other higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Stocks of small- and medium-capitalization companies tend to be more volatile than those of larger companies.

o     Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                              Class A     Class B     Class C
------------------------------------------------------------------------------------------------
Maximum sales charge (load)                                        5.00%       5.00%       2.00%
Maximum front-end sales charge (load) on purchasesas a %
of purchase price                                                  5.00%       none        1.00%
Maximum deferred sales charge (load)as a % of purchase or
sale price, whichever is less                                      none(2)     5.00%       1.00%

-------------------------------------------------------------------------------------------------
Annual operating expenses                                         Class A     Class B     Class C
-------------------------------------------------------------------------------------------------
Management fee                                                     0.80%       0.80%       0.80%
Distribution and service (12b-1) fees                              0.30%       1.00%       1.00%
Other expenses                                                     1.47%       1.47%       1.47%
Total fund operating expenses                                      2.57%       3.27%       3.27%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                 Year 1     Year 3     Year 5    Year 10
--------------------------------------------------------------------------------
Class A                                    $747     $1,260     $1,797     $3,260
Class B with redemption                    $830     $1,307     $1,907     $3,408
Class B without redemption                 $330     $1,007     $1,707     $3,408
Class C with redemption                    $526     $1,097     $1,790     $3,632
Class C without redemption                 $427     $1,097     $1,790     $3,632

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================

SUB ADVISER

Nicholas-Applegate Capital Management

U.S.-based team responsible for day-to-day investment management since December 2000

Founded in 1984

Supervised by the adviser

FUND CODES

Class A    Ticker        JHWPX
           CUSIP         410233209
           Newspaper     PacBasA
           SEC number    811-4932
           JH fund       58
           number

Class B    Ticker        FPBBX
           CUSIP         410233506
           Newspaper     PacBasB
           SEC number    811-4932
           JH fund       158
           number

Class C    Ticker        JPBCX
           CUSIP         410233605
           Newspaper     --
           SEC number    811-4932
           JH fund       558
           number

Your account

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o   A front-end sales charge, as described at right.

o   Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o   No front-end sales charge; all your money goes to work for you right away.

o   Distribution and service (12b-1) fees of 1.00%.

o   A deferred sales charge, as described on the following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o   A front-end sales charge, as described at right.

o   Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                       As a % of                As a % of your
Your investment                        offering price           investment
Up to $49,999                          5.00%                    5.26%
$50,000 - $99,999                      4.50%                    4.71%
$100,000 - $249,999                    3.50%                    3.63%
$250,000 - $499,999                    2.50%                    2.56%
$500,000 - $999,999                    2.00%                    2.04%
$1,000,000 and over                    See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------

                                       As a % of                As a % of your
Your investment                        offering price           investment
Up to $1,000,000                       1.00%                    1.01%
$1,000,000 and over                    none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------

                                                                CDSC on shares
Your investment                                                 being sold
First $1M - $4,999,999                                          1.00%
Next $1 - $5M above that                                        0.50%
Next $1 or more above that                                      0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


8 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                CDSC on shares
Years after purchase                                            being sold
1st year                                                        5.00%
2nd year                                                        4.00%
3rd year or 4th year                                            3.00%
5th year                                                        2.00%
6th year                                                        1.00%
After 6th year                                                  none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                            CDSC on shares
                                                                being sold
1st year                                                        1.00%
After 1st year                                                  none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o   to make payments through certain systematic withdrawal plans

o   to make certain distributions from a retirement plan

o   because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 9

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o   selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions, including certain retirement plans.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1   Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

    o   non-retirement account: $1,000

    o   retirement account: $250

    o   group investments: $250

    o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

    o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

           Opening an account                 Adding to an account

By check

[Clip Art] o  Make out a check for the        o   Make out a check for the
              investment amount,                  investment amount payable
              payable to "John Hancock            to "John Hancock
              Signature Services, Inc."           Signature Services, Inc."
           o  Deliver the check and           o   Fill out the detachable
              your completed                      investment slip from an
              application to your                 account statement. If no
              financial representative,           slip is available,
              or mail them to Signature           include a note specifying
              Services (address below).           the fund name, your share
                                                  class, your account
                                                  number and the name(s) in
                                                  which the account is
                                                  registered.
                                              o   Deliver the check and
                                                  your investment slip or
                                                  note to your financial
                                                  representative, or mail
                                                  them to Signature
                                                  Services (address below).

By exchange

[Clip Art] o  Call your financial             o   Log on to www.jhfunds.com
              representative or                   to process exchanges
              Signature Services to               between funds.
              request an exchange.            o   Call EASI-Line for
                                                  automated service 24
                                                  hours a day using your
                                                  touch tone phone at
                                                  1-800-338-8080.
                                              o   Call your financial
                                                  representative or
                                                  Signature Services to
                                                  request an exchange.

By wire

[Clip Art] o  Deliver your completed          o   Instruct your bank to
              application to your                 wire the amount of your
              financial representative,           investment to:
              or mail it to Signature               First Signature Bank & Trust
              Services.                             Account # 900000260
           o  Obtain your account                   Routing # 211475000
              number by calling your          Specify the fund name, your
              financial representative        share class, your account
              or Signature Services.          number and the name(s) in
           o  Instruct your bank to           which the account is registered.
              wire the amount of your         Your bank may charge a fee to
              investment to:                  wire funds.
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
           Specify the fund name, your
           choice of share class, the
           new account number and the
           name(s) in which the account
           is registered. Your bank may
           charge a fee to wire funds.

By internet

[Clip Art] See "By exchange" and "By          o   Verify that your bank or
           wire."                                 credit union is a member
                                                  of the Automated Clearing
                                                  House (ACH) system.
                                              o   Complete the "Bank
                                                  Information" section on
                                                  your account application.
                                              o   Log on to www.jhfunds.com
                                                  to initiate purchases
                                                  using your authorized
                                                  bank account.

By phone

[Clip Art] See "By exchange" and "By          o   Verify that your bank or
           wire."                                 credit union is a member
                                                  of the Automated Clearing
                                                  House (ACH) system.
                                              o   Complete the "Bank
                                                  Information" section on
                                                  your account application.
                                              o   Call EASI-Line for
                                                  automated service 24
                                                  hours a day using your
                                                  touch tone phone at
                                                  1-800-338-8080.
                                              o   Call your financial
                                                  representative or
                                                  Signature Services
                                                  between 8 A.M. and 4 P.M.
                                                  Eastern Time on most
                                                  business days.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Selling Shares
--------------------------------------------------------------------------------

           Designed for                       To sell some or all of your shares

By letter

[Clip Art] o     Accounts of any type.        o    Write a letter of
           o     Sales of any amount.              instruction or complete a
                                                   stock power indicating
                                                   the fund name, your share
                                                   class, your account
                                                   number, the name(s) in
                                                   which the account is
                                                   registered and the dollar
                                                   value or number of shares
                                                   you wish to sell.
                                              o    Include all signatures
                                                   and any additional
                                                   documents that may be
                                                   required (see next page).
                                              o    Mail the materials to
                                                   Signature Services.
                                              o    A check will be mailed to
                                                   the name(s) and address
                                                   in which the account is
                                                   registered, or otherwise
                                                   according to your letter
                                                   of instruction.

By Internet

[Clip Art] o     Most accounts.               o    Log on to www.jhfunds.com
           o     Sales of up to $100,000.          to initiate redemptions
                                                   from your funds.

By phone

[Clip Art] o     Most accounts.               o    Call EASI-Line for
           o     Sales of up to $100,000.          automated service 24
                                                   hours a day using your
                                                   touch tone phone at
                                                   1-800-338-8080.
                                              o    Call your financial
                                                   representative or
                                                   Signature Services
                                                   between 8 A.M. and 4 P.M.
                                                   Eastern Time on most
                                                   business days.

By wire or electronic funds transfer (EFT)

[Clip Art] o     Requests by letter to        o    To verify that the
                 sell any amount.                  Internet or telephone
           o     Requests by Internet or           redemption privilege is
                 phone to sell up to               in place on an account,
                 $100,000.                         or to request the form to
                                                   add it to an existing
                                                   account, call Signature
                                                   Services.
                                              o    Amounts of $1,000 or more
                                                   will be wired on the next
                                                   business day. A $4 fee
                                                   will be deducted from
                                                   your account.
                                              o    Amounts of less than
                                                   $1,000 may be sent by EFT
                                                   or by check. Funds from
                                                   EFT transactions are
                                                   generally available by
                                                   the second business day.
                                                   Your bank may charge a
                                                   fee for this service.

By exchange

[Clip Art] o     Accounts of any type.        o    Obtain a current
           o     Sales of any amount.              prospectus for the fund
                                                   into which you are
                                                   exchanging by Internet or
                                                   by calling your financial
                                                   representative or
                                                   Signature Services.
                                              o    Log on to www.jhfunds.com
                                                   to process exchanges
                                                   between your funds.
                                              o    Call EASI-Line for
                                                   automated service 24
                                                   hours a day using your
                                                   touch tone phone at
                                                   1-800-338-8080.
                                              o    Call your financial
                                                   representative or
                                                   Signature Services to
                                                   request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o   your address of record has changed within the past 30 days

o   you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                   Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint,             o  Letter of instruction.
UGMA/UTMA accounts (custodial            o  On the letter, the signatures
accounts for minors).                       of all persons authorized to
                                            sign for the account, exactly
                                            as the account is registered.
                                         o  Signature guarantee if
                                            applicable (see above).

Owners of corporate, sole                o  Letter of instruction.
proprietorship, general partner          o  Corporate
or association accounts.                    business/organization
                                            resolution, certified within
                                            the past 12 months, or a John
                                            Hancock Funds
                                            business/organization
                                            certification form.
                                         o  On the letter and the
                                            resolution, the signature of
                                            the person(s) authorized to
                                            sign for the account.
                                         o  Signature guarantee if
                                            applicable (see above).

Owners or trustees of trust              o  Letter of instruction.
accounts.                                o  On the letter, the
                                            signature(s) of the trustee(s).
                                         o  Copy of the trust document
                                            certified within the past
                                            12 months, or a John Hancock
                                            Funds trust certification form.
                                         o  Signature guarantee if
                                            applicable (see above).

Joint tenancy shareholders with          o  Letter of instruction signed
rights of survivorship whose                by surviving tenant.
co-tenants are deceased.                 o  Copy of death certificate.
                                         o  Signature guarantee if
                                            applicable (see above).

Executors of shareholder estates.        o  Letter of instruction signed
                                            by executor.
                                         o  Copy of order appointing
                                            executor, certified within the
                                            past 12 months.
                                         o  Signature guarantee if
                                            applicable (see above).

Administrators, conservators,            o  Call 1-800-225-5291 for
guardians and other sellers or              instructions.
account types not listed above.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------

TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The Funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Account Information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certifi-cated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o   after any changes of name or address of the registered owner(s)

o   in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. The funds declare and pay any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount


14 YOUR ACCOUNT
of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December. Dividends may include a return of capital.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o   Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o   Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                 YOUR ACCOUNT 15

Fund details

--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock international funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the International Fund have the power to change the fund's investment goal without shareholder approval.


The trustees of Pacific Basin Equities Fund have the power to change the focus of the fund's 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.


Management fees The management fees paid to the investment adviser by the John Hancock international funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
International                                                    0.00%
Pacific Basin Equities                                           0.80%


               -------------------------------------------------
                                  Shareholders
               -------------------------------------------------

               -------------------------------------------------
 Distribution             Financial services firms and
and shareholder              their representatives
   services          Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
               -------------------------------------------------

               -------------------------------------------------
                              Principal distributor

                             John Hancock Funds, LLC

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
               -------------------------------------------------

               -------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               -------------------------------------------------

               -------------------------------------------------
                                   Subadviser                           Asset
                                                                      management
                               Nicholas-Applegate
                               Capital Management
                                600 West Broadway
                           San Diego, California 92101

                         Provides portfolio management
                                  to the funds.
               -------------------------------------------------

               -------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
               -------------------------------------------------

               -------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                      Holds the funds' assets, settles all
                       portfolio trades and collects most
                       of the valuation data required for
                          calculating each fund's NAV.
               -------------------------------------------------

               -------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               -------------------------------------------------


16 FUND DETAILS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

International Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                    10-31-98      10-31-99      10-31-00      10-31-01      10-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $8.41         $8.81        $10.95         $9.45         $6.18
Net investment income (loss)(1)                       --(2)      (0.02)        (0.04)        (0.05)        (0.04)

Net realized and unrealized gain (loss) on          0.47          2.16         (1.01)        (3.22)        (1.04)
investments
Total from investment operations                    0.47          2.14         (1.05)        (3.27)        (1.08)
Less distributions
From net realized gain                             (0.07)           --         (0.45)           --            --
Net asset value, end of period                     $8.81        $10.95         $9.45         $6.18         $5.10
Total return(3),(4) (%)                             5.61         24.29        (10.15)       (34.60)       (17.48)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $6            $7           $15            $8            $6
Ratio of expenses to average net assets (%)         1.79          1.96          1.88          2.23          2.38
Ratio of adjusted expenses to average net           3.65          3.81          3.44          3.83          4.43
assets(5) (%)
Ratio of net investment income (loss) to            0.04         (0.20)        (0.43)        (0.65)        (0.68)
average net assets (%)
Portfolio turnover (%)                               129           113           163           278           228

CLASS B SHARES PERIOD ENDED:                    10-31-98      10-31-99      10-31-00      10-31-01      10-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $8.22         $8.55        $10.55         $9.04         $5.86
Net investment loss(1)                             (0.06)        (0.09)        (0.12)        (0.10)        (0.08)
Net realized and unrealized gain (loss)             0.46          2.09         (0.94)        (3.08)        (0.97)
on investments
Total from investment operations                    0.40          2.00         (1.06)        (3.18)        (1.05)
Less distributions
From net realized gain                             (0.07)           --         (0.45)           --            --
Net asset value, end of period                     $8.55        $10.55         $9.04         $5.86         $4.81
Total return(3),(4) (%)                             4.88         23.39        (10.65)       (35.18)       (17.92)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $10            $9           $12            $6            $5
Ratio of expenses to average net assets (%)         2.49          2.63          2.57          2.93          3.08
Ratio of adjusted expenses to average               4.35          4.48          4.13          4.53          5.13
net assets(5) (%)
Ratio of net investment loss to average            (0.66)        (0.91)        (1.13)        (1.34)        (1.38)
net assets (%)
Portfolio turnover (%)                               129           113           163           278           228


                                                                 FUND DETAILS 17

International Fund continued

CLASS C SHARES PERIOD ENDED:                  10-31-98(6)     10-31-99      10-31-00      10-31-01      10-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $9.36         $8.55        $10.57         $9.05         $5.87
Net investment loss(1)                             (0.03)        (0.10)        (0.11)        (0.10)        (0.08)
Net realized and unrealized gain                   (0.78)         2.12         (0.96)        (3.08)        (0.98)
(loss) on investments
Total from investment operations                   (0.81)         2.02         (1.07)        (3.18)        (1.06)
Less distributions
From net realized gain                                --            --         (0.45)           --            --
Net asset value, end of period                     $8.55        $10.57         $9.05         $5.87         $4.81
Total return(3,4) (%)                              (8.65)(7)     23.63        (10.72)       (35.14)       (18.06)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            --(8)         --(8)            $1            $1            $1
Ratio of expenses to average net                    2.29(9)       2.66          2.57          2.93          3.08
assets (%)
Ratio of adjusted expenses to average               4.15(9)       4.51          4.13          4.53          5.13
net assets(5) (%)
Ratio of net investment loss to                    (1.27)(9)     (1.04)        (1.07)        (1.35)        (1.38)
average net assets (%)
Portfolio turnover (%)                               129           113           163           278           228

(1) Based on the average of the shares outstanding.

(2) Less than $0.01 per share.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(5) Does not take into consideration expense reductions during the periods shown.

(6) Class C shares began operations on 6-1-98.

(7) Not annualized.

(8) Less than $500,000.

(9) Annualized.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the periods or years ended October 31, 1998, 1999, 2000, 2001 and 2002 for Class A would have been 3.75%, 22.44%,
(11.71%), (36.20%) and (19.53%), for Class B 3.02%, 21.54%, (12.21%), (36.78%)
and (19.97%), and for Class C (9.43%), 21.78%, (12.28%), (36.74%) and (20.11%),
respectively.


18 FUND DETAILS

Pacific Basin Equities Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                    10-31-98      10-31-99      10-31-00      10-31-01      10-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.63         $8.76        $14.46        $14.02         $9.62
Net investment income (loss)(1)                     0.02         (0.09)        (0.14)        (0.08)        (0.10)
Net realized and unrealized gain (loss) on         (2.89)         5.79          0.08         (4.32)        (0.29)
investments
Total from investment operations                   (2.87)         5.70         (0.06)        (4.40)        (0.39)
Less distributions
From net investment income                            --            --         (0.37)           --            --
In excess of net investment income                    --            --         (0.01)           --            --
                                                      --            --         (0.38)           --            --
Net asset value, end of period                     $8.76        $14.46        $14.02         $9.62         $9.23
Total return(2) (%)                               (24.68)        65.07         (0.57)       (31.38)        (4.05)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $15           $33           $23           $12           $11
Ratio of expenses to average net assets (%)         2.46          2.37          2.06          2.67          2.57
Ratio of net investment income (loss) to            0.22         (0.77)        (0.81)        (0.64)        (0.99)
average net assets (%)
Portfolio turnover (%)                               230           174           258           448           293

CLASS B SHARES PERIOD ENDED:                    10-31-98      10-31-99      10-31-00      10-31-01      10-31-02
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.32         $8.47        $13.89        $13.43         $9.15
Net investment loss(1)                             (0.04)        (0.17)        (0.25)        (0.15)        (0.17)
Net realized and unrealized gain (loss)            (2.81)         5.59          0.09         (4.13)        (0.26)
on investments
Total from investment operations                   (2.85)         5.42         (0.16)        (4.28)        (0.43)
Less distributions
From net investment income                            --            --         (0.29)           --            --
In excess of net investment income                    --            --         (0.01)           --            --
                                                      --            --         (0.30)           --            --
Net asset value, end of period                     $8.47        $13.89        $13.43         $9.15         $8.72
Total return(2) (%)                               (25.18)        63.99         (1.30)       (31.87)        (4.70)
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $13           $37           $29           $14           $10
Ratio of expenses to average net assets (%)         3.16          3.07          2.77          3.37          3.27
Ratio of net investment loss to average            (0.48)        (1.47)        (1.51)        (1.36)        (1.69)
net assets (%)
Portfolio turnover (%)                               230           174           258           448           293

CLASS C SHARES PERIOD ENDED:                           10-31-99(3)      10-31-00      10-31-01      10-31-02
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $9.09           $13.89        $13.43         $9.15
Net investment loss(1)                                    (0.13)           (0.24)        (0.17)        (0.17)
Net realized and unrealized gain (loss) on                 4.93             0.08         (4.11)        (0.26)
investments
Total from investment operations                           4.80            (0.16)        (4.28)        (0.43)
Less distributions
From net investment income                                   --            (0.29)           --            --
In excess of net investment income                           --            (0.01)           --            --
                                                             --            (0.30)           --            --
Net asset value, end of period                           $13.89           $13.43         $9.15         $8.72
Total return(2) (%)                                       52.81(4)         (1.30)       (31.87)        (4.70)
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $1               $1         --(5)            $1
Ratio of expenses to average net assets (%)                3.14(6)          2.77          3.37          3.27
Ratio of net investment loss to average net               (1.76)(6)        (1.48)        (1.48)        (1.69)
assets (%)
Portfolio turnover (%)                                      174              258           448           293

(1) Based on the average of the shares outstanding.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3) Class C shares began operations on 3-1-99.

(4) Not annualized.

(5) Less than $500,000.

(6) Annualized.


                                                                 FUND DETAILS 19

For more information

Two documents are available that offer further information on John Hancock international funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC                                       INTPN 2/03

                                                                   -------------
                                                                     PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     BOSTON, MA
                                                                   PERMIT NO. 11
                                                                   -------------
[LOGO](R)

John Hancock Funds, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK EUROPEAN EQUITY FUND
SPECIAL MEETING OF SHAREHOLDERS - MAY 7, 2003
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock European Equity Fund ("European Equity Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of European Equity Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on May 7, 2003 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated February 25, 2003 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                           Date                                        , 2003
                               ----------------------------------------

                          PLEASE SIGN, DATE AND RETURN
                          PROMPTLY IN ENCLOSED ENVELOPE


                          ------------------------------------------------------

                          ------------------------------------------------------
                                      Signature(s)
                          NOTE: Signature(s) should
                          agree with the name(s)
                          printed herein. When
                          signing as attorney,
                          executor, administrator,
                          trustee or guardian, please
                          give your full name as
                          such. If a corporation,
                          please sign in full
                          corporate name by president
                          or other authorized
                          officer. If a partnership,
                          please sign in partnership
                          name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


SPECIFY YOUR DESIRED ACTION BY A CHECK MARK IN THE APPROPRIATE SPACE. THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.

(1) To approve an Agreement and Plan of Reorganization between John Hancock European Equity Fund ("European Equity Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, European Equity Fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares will be distributed proportionately to you and the other shareholders of European Equity Fund. International Fund will also assume European Equity Fund's liabilities.

         FOR      |_|               AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


JOHN HANCOCK GLOBAL FUND
SPECIAL MEETING OF SHAREHOLDERS - MAY 7, 2003
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

         The undersigned, revoking previous proxies, hereby appoint(s) Maureen
R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Global Fund ("Global Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Global Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on May 7, 2003 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated February 25, 2003 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                          Date                                        , 2003
                              ----------------------------------------

                          PLEASE SIGN, DATE AND RETURN
                          PROMPTLY IN ENCLOSED ENVELOPE


                          ------------------------------------------------------

                          ------------------------------------------------------
                                   Signature(s)
                          NOTE: Signature(s) should
                          agree with the name(s)
                          printed herein. When
                          signing as attorney,
                          executor, administrator,
                          trustee or guardian, please
                          give your full name as
                          such. If a corporation,
                          please sign in full
                          corporate name by president
                          or other authorized
                          officer. If a partnership,
                          please sign in partnership
                          name by authorized person.

                                                     VOTE THIS PROXY CARD TODAY!
                                        YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                                              THE EXPENSE OF ADDITIONAL MAILINGS


SPECIFY YOUR DESIRED ACTION BY A CHECK MARK IN THE APPROPRIATE SPACE. THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

              PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW.


(1) To approve an Agreement and Plan of Reorganization between John Hancock Global Fund ("Global Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, Global Fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares will be distributed proportionately to you and the other shareholders of Global Fund. International Fund will also assume Global Fund's liabilities.

         FOR      |_|               AGAINST  |_|               ABSTAIN  |_|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.